As filed with the Securities and Exchange Commission on December 7, 2006

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21332

RMK High Income Fund, Inc.

(Exact name of Registrant as specified in charter)

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Address of principal executive offices) (Zip code)

Allen B. Morgan, Jr.

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 524-4100 with copies to:

Arthur J. Brown, Esq.

Kirkpatrick & Lockhart Nicholson Graham LLP

1601 K Street, N.W.

Washington, D.C. 20006

Date of fiscal year end: March 31, 2007

Date of reporting period: September 30, 2006

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1):

Semi-Annual Report

September 30, 2006

RMK

Advantage Income Fund, Inc.
High Income Fund, Inc.
Multi-Sector High Income Fund, Inc.
Strategic Income Fund, Inc.

There is no assurance that the Funds will achieve their investment objectives. The Funds are subject to market risk, which include the possibilities that the market values of the securities owned by the Funds will decline or that the shares of the Funds will trade at lower prices in the market. Accordingly, you can lose money investing in the Funds.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

i

LETTER TO STOCKHOLDERS

Dear Stockholder,

We are pleased to present the enclosed combined semi-annual report for RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., RMK Multi-Sector High Income Fund, Inc. and RMK Strategic Income Fund, Inc. (each, a “Fund” and collectively, the “Funds”). In this report, you will find information on each Fund’s investment objective and strategy and learn how your investment performed during the six months ended September 30, 2006. The portfolio manager will also provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes each Fund’s unaudited financial statements and each Fund’s portfolio of investments as of September 30, 2006.

As always, we appreciate your continued support of the Regions Morgan Keegan closed-end funds. We remain committed to helping you pursue your financial goals through investments in our fund family. You have our commitment to bring you the highest level of disciplined decision making and personal service to meet your financial needs. If you have any questions about the Funds, please call us toll-free at 800-564-2188.

Sincerely,

Brian B. Sullivan, CFA

President and Chief Investment Officer

Morgan Asset Management, Inc.

November 21, 2006

[THIS PAGE INTENTIONALLY LEFT BLANK]

RMK ADVANTAGE INCOME FUND, INC.

OBJECTIVE & STRATEGY

RMK Advantage Income Fund, Inc. seeks a high level of current income. The Fund seeks capital growth as a secondary investment objective when consistent with its primary investment objective. The Fund invests a majority of its total assets in below investment grade debt securities (commonly referred to as “junk bonds”) that offer attractive yield and capital appreciation potential. The Fund may also invest in investment grade debt securities, up to 15% of its total assets in foreign debt and foreign equity securities and up to 25% of its total assets in domestic equity securities, including common and preferred stocks. The Fund invests in a wide range of below investment grade debt securities, including corporate bonds, mortgage-backed and asset-backed securities and municipal and foreign government obligations, as well as securities of companies in bankruptcy reorganization proceedings or otherwise in the process of debt restructuring. (Below investment grade debt securities are rated Ba1 or lower by Moody’s Investors Service, Inc., BB+ or lower by Standard & Poor’s Ratings Group, comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the Fund’s investment adviser to be of comparable quality.)

INVESTMENT RISKS:    Bond funds tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Longer-term funds generally are more vulnerable to interest rate risk than shorter-term funds. Below investment grade bonds involve greater credit risk, which is the risk that the issuer will not make interest or principal payments when due. An economic downturn or period of rising interest rates could adversely affect the ability of issuers, especially issuers of below investment grade debt, to service primary obligations and an unanticipated default could cause the Fund to experience a reduction in value of its shares. The value of U.S. and foreign equity securities in which the Fund invests will change based on changes in a company’s financial condition and in overall market and economic conditions. Leverage creates an opportunity for an increased return to common stockholders, but unless the income and capital appreciation, if any, on securities acquired with leverage proceeds exceed the costs of the leverage, the use of leverage will diminish the investment performance of the Fund’s shares. Use of leverage may also increase the likelihood that the net asset value of the Fund and market value of its common shares will be more volatile, and the yield and total return to common stockholders will tend to fluctuate more in response to changes in interest rates and creditworthiness.

RMK ADVANTAGE INCOME FUND, INC.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

During the first half of RMK Advantage Income Fund, Inc.’s fiscal year 2007, which ended September 30, 2006, the Fund had a total return of 11.19%, based on market price and reinvested dividends. For the six months ended September 30, 2006, the Fund had a total return of 3.06%, based on net asset value and reinvested dividends. For the six months ended September 30, 2006, the Lehman Brothers Ba U.S. High Yield Index1 had a total return of 4.12%. The Fund’s strong market performance is a reflection of investor’s desire for cash distributions as well as the stability of the Fund’s net asset value offered by a very diverse portfolio.

During the first six months of the 2007 fiscal year, corporate high yield debt and common stocks were the best performing asset categories. Credit spreads (the yield premium required for risky assets over riskless assets such as U.S. Treasuries) contracted, or shrank significantly in the corporate sector providing meaningful outperformance for corporate securities. In the asset-backed sector, however, concerns over the slow down in housing and real estate in general caused credit spreads to expand and acted to depress overall performance from our portfolio of mortgage related securities. Asset-backed bonds secured by aircraft leases, medical equipment leases and ship leases continued to perform very well.

During the same period, we made substantial allocation shifts away from home equity loans and into collateralized loan obligations focusing specifically on packages of senior secured corporate loans, both domestic and international. Further allocation shifts will focus on moving out of some floating rate assets and into more fixed rate assets as we expect the Federal Reserve to begin lowering short term rates at some point in 2007.

James C. Kelsoe, Jr., CFA

Senior Portfolio Manager

Morgan Asset Management, Inc.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objectives. These views are subject to change at any time based upon market or other conditions, and Morgan Asset Management, Inc. disclaims any responsibility to update such views. The Fund is subject to market risk, which include the possibilities that the market values of the securities owned by the Fund will decline or that shares of the Fund will trade at lower prices in the market. Accordingly, you can lose money investing in the Fund.

RMK ADVANTAGE INCOME FUND, INC.

INDEX DESCRIPTION

[1]	The Lehman Brothers Ba U.S. High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The index is unmanaged, and unlike the fund, is not affected by cashflows or trading and other expenses. It is not possible to invest directly in an index.

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO STATISTICS†

AS OF SEPTEMBER 30, 2006

Average Credit Quality	BB
Current Yield	10.19%
Yield to Maturity	12.03%
Duration	4.27 Years
Average Effective Maturity	5.69 Years
Percentage of Leveraged Assets	26%
Total Number of Holdings	273

†	The Fund’s composition is subject to change.

CREDIT QUALITY†

AS OF SEPTEMBER 30, 2006

% OF TOTAL INVESTMENTS		% OF TOTAL INVESTMENTS
AAA	1.8%	CCC	17.8%
AA	0.8%	CC	2.7%
BBB	17.2%	C	0.4%
BB	23.8%	D	0.9%
B	13.6%	Not Rated	21.0%

		Total	100.0%

†	The Fund’s composition is subject to change.

ASSET ALLOCATION†

AS OF SEPTEMBER 30, 2006

% OF TOTAL INVESTMENTS
Corporate Bonds	32.4%
Collateralized Debt Obligations	16.4%
Collateralized Mortgage Obligations	13.9%
Equipment Leases	11.5%
Home Equity Loans	9.7%
Common Stock	9.2%
Preferred Stock	2.8%
Certificate-Backed Obligations	2.2%
Short-Term Investments	1.3%
Other	0.6%

Total	100.0%

†	The Fund’s composition is subject to change.

RMK ADVANTAGE INCOME FUND, INC.

NAV & MARKET PRICE HISTORY*

The graph below illustrates the net asset value and market price history of RMK Advantage Income Fund, Inc. (NYSE: RMA) from the commencement of investment operations on November 8, 2004 to September 30, 2006.

*	Net asset value is calculated every day that the New York Stock Exchange is open as of the close of trading (normally 4:00 p.m. Eastern Time) by taking the closing market value of all portfolio securities, cash and other assets owned, subtracting all liabilities, then dividing the result (total net assets) by the total number of shares outstanding. The market price is the last reported price at which a share of the Fund was sold on the New York Stock Exchange.

PERFORMANCE INFORMATION

	AVERAGE ANNUAL TOTAL RETURNS
AS OF SEPTEMBER 30, 2006	SIX MONTHS*	1 YEAR	COMMENCEMENT OF INVESTMENT OPERATIONS[1]
MARKET VALUE	11.19%	19.37%	22.56%
NET ASSET VALUE	3.06%	9.04%	9.36%
LEHMAN BROTHERS BA HIGH YIELD INDEX[2]	4.12%	6.67%	5.66%
*	Not annualized for periods less than one year.

RMK ADVANTAGE INCOME FUND, INC.

[1]	The Fund commenced investment operations on November 8, 2004.

[2]	The Lehman Brothers Ba U.S. High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The index is unmanaged, and unlike the fund, is not affected by cashflows or trading and other expenses. It is not possible to invest directly in an index.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent performance, call toll-free 800-564-2188. Total returns assume an investment at the common share market price or net asset value at the beginning of the period, reinvestment of all dividends and distributions for the period in accordance with the Fund’s dividend reinvestment plan, and sale of all shares at the closing market price (excluding any commissions) or net asset value at the end of the period. Returns shown do not reflect the deduction of taxes that a stockholder would pay on Fund distributions or on the sale of Fund shares.

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount	Description	Value (b)
Asset Backed Securities–Investment Grade–12.7% of Net Assets
	Collateralized Debt Obligations–8.4%
$2,000,000	Alesco Preferred 11A, 8.291% 12/23/36 (a)	$1,999,800
1,913,862	E-Trade 2004-1A COM1, 2.000% 1/10/40	1,933,000
6,000,000	Palmer Square 2A CN, 12.000% 11/2/45 (a)	5,940,000
4,200,000	Restructured Asset Backed 2003-3A A3, 6.143% 1/29/22 (a)	3,719,478
6,000,000	Taberna Preferred Funding Ltd. 2006-6A COM, 6.100% 12/6/36 (a)	5,948,400
4,000,000	Taberna Preferred Funding, Ltd 2006-7A C1, Zero Coupon Bond 2/5/37 (a)	3,936,000
2,000,000	Trapeza 2006-10A D2, 8.700% 6/6/41 (a)	2,000,000
2,000,000	Trapeza CDO LLC 2006-10A, Zero Coupon Bond 6/6/41	1,920,000
3,000,000	TSAR 16A E, 8.830% 5/19/45 (a)	2,925,000
4,777,255	Witherspoon 2004-1A COM1, 7.500% 9/15/39	4,657,823

		34,979,501

	Equipment Leases–1.2%
3,883,658	Aviation Capital 2005-3A C1, 8.580% 12/25/35 (a)	3,961,331
3,000,000	United Capital Aviation Trust 2005-1 B1A, Zero Coupon Bond 7/15/31 (a)	959,040

		4,920,371

	Home Equity Loans–3.1%
7,613,000	Ace Securities 2004-HE3 M11, 8.830% 11/25/34	6,927,830
2,119,000	Asset Backed Securities Corp Home Equity 2005-HE1 M10, 6.788% 3/25/35	1,968,678
2,681,000	Bear Stearns 2004-HE9 M7B, 9.330% 11/25/34	2,386,090
2,000,000	Soundview 2005-A B1, 8.330% 4/25/35 (a)	1,600,000

		12,882,598

	Total Asset Backed Securities–Investment Grade (cost $52,012,777)	52,782,470

Asset Backed Securities–Below Investment Grade or Unrated–41.2% of Net Assets
	Certificate-Backed Obligations–2.9%
2,000,000	Preferred Term Securities II, 12.000% 5/22/33 (a)	1,349,880
2,000,000	Preferred Term Securities XXI, 10.000% 3/22/38 (a)	1,974,960
1,000,000	Preferred Term Securities XXII, Zero Coupon Bond 9/22/36 (a)	988,570
5,000,000	Preferred Term Securities XXII, Zero Coupon Bond 9/22/36 (a)	4,963,200
3,000,000	Preferred Term Securities XXIII, Zero Coupon Bond 12/22/36 (a)	2,964,000

		12,240,610

	Collateralized Debt Obligations–13.6%
2,000,000	801 Grand CDO 06-1 LLC, 11.390% 9/20/16 (a)	1,965,000
4,000,000	Acacia CDO, Ltd. 10A, Zero Coupon Bond 9/7/46 (a)	1,824,400
5,000,000	Aladdin CDO 2006-3A, 10.390% 10/31/13 (a)	2,350,000
2,000,000	Arlington Street CDO 1A B, 8.970% 6/10/12 (a)	1,730,000

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount	Description	Value (b)
Asset Backed Securities–Below Investment Grade or Unrated (continued)
	Collateralized Debt Obligations (continued)
$4,000,000	Attentus CDO Ltd. 2006-2A COM, Zero Coupon Bond 10/9/41	$3,888,000
2,773,473	Cigna CDO Limited 2000-1A B1, 6.520% 8/28/12 (a)	2,081,852
3,000,000	Diversified Asset Securitization 2 1A B1, 9.712% 9/15/35 (a)	1,590,000
3,000,000	Dryden Leveraged Loan CDO 2005-9A DFN, Zero Coupon Bond 9/20/19	2,550,000
4,000,000	GSC Partners CDO Fund Ltd 2006-7A COM1, 5.075% 5/25/20 (a)	3,987,200
3,909,018	Hewett’s Island 2004-1A COM, 9.000% 12/15/16	3,772,203
2,000,000	Jazz CDO BV III-A EB, Zero Coupon Bond 9/20/14 (a)	1,974,440
9,000,000	Kenmore Street Synthetic CDO 2006-1A, 10.390% 4/30/14 (a)	4,140,000
1,000,000	Knollwood CDO Ltd. 2006-2A E, 11.488% 7/13/46 (a)	1,000,000
2,000,000	Knollwood CDO Ltd. 2006-2A SN, Zero Coupon Bond 7/13/46	1,840,000
4,000,000	Kodiak CDO 2006-1A COMB, 3.712% 8/7/37 (a)	3,600,000
2,000,000	Millstone III CDO Ltd, 4.300% 7/5/46	1,940,000
3,863,935	MKP 4A CS, 2.000% 7/12/40 (a)	3,722,515
5,000,000	OFSI Fund 2006-1A COM1, 5.400% 3/20/40 (a)	5,000,000
3,000,000	Rosedale CLO Ltd I-A II, 5.146% 5/31/36 (a)	2,880,000
3,000,000	Tropic CDO Corp. 2006-5A C1, Zero Coupon Bond 7/15/36	2,841,000
2,000,000	Veritas 2006-2, 15.000% 7/11/20 (a)	1,920,000

		56,596,610

	Collateralized Loan Obligations–0.2%
1,000,000	Flagship CLO 2005-4I, Zero Coupon Bond 6/1/17	946,250

	Equipment Leases–14.3%
6,085,100	Aerco Limited 1X C1, 6.680% 7/15/23	2,388,402
4,235,094	Aerco Limited 2A B2, 6.380% 7/15/25 (a)	2,075,196
7,342,333	Aerco Limited 2A C2, 7.380% 7/15/25 (a)	2,349,546
14,250,000	Aircraft Finance Trust 1999-1A A1, 5.810% 5/15/24	10,081,875
5,000,000	Airplanes Pass Through Trust 2001-1A A9, 5.880% 3/15/19	3,256,250
969,186	DVI Receivables 2001-2 A3, 3.519% 11/8/31	746,274
2,060,781	DVI Receivables 2001-2 A4, 4.613% 11/11/09	1,607,409
7,023,203	DVI Receivables 2002-1 A3A, 5.680% 6/11/10	4,003,225
1,627,123	DVI Receivables 2002-2 C, 4.340% 9/12/10	878,647
1,912,817	DVI Receivables 2003-1 A3A, 5.830% 3/14/11	1,625,895
17,000,000	Lease Investment Flight Trust 1 A1, 5.720% 7/15/31	12,112,500
5,000,000	Pegasus Aviation Lease 1999-1A A2, 6.300% 3/25/29	2,175,000
6,000,000	Pegasus Aviation Lease 1999-1A B1, 6.300% 3/25/29 (a)	1,313,580
3,687,467	Pegasus Aviation Lease 2000-1 A1, 5.955% 3/25/15 (a)	2,359,979
20,700,000	Pegasus Aviation Lease 2001-1A A1, 5.810% 5/10/31 (a)	12,678,750

		59,652,528

	Franchise Loans–0.2%
1,617,000	Falcon Franchise Loan 2001-1 F, 6.500% 1/5/23	957,021

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount	Description	Value (b)
Asset Backed Securities–Below Investment Grade or Unrated (continued)
	Home Equity Loans–9.9%
$2,000,000	Ace Securities 2005-HE2 B1, 8.580% 4/25/35 (a)	$1,640,000
3,000,000	Ace Securities 2005-HE6 B1, 8.330% 10/25/35 (a)	2,340,000
2,000,000	Asset Backed Securities Corp Home Equity 2006-HE4 M9, 7.830% 5/25/36 (a)	1,788,440
7,038,000	Equifirst Mortgage 2004-3 B2, 6.521% 12/25/34 (a)	6,123,060
1,000,000	Equifirst Mortgage 2005-1 B3, 6.268% 4/25/35 (a)	822,500
2,000,000	Master Asset Backed Securities Trust 2005-FRE1 M10, 7.830% 10/25/35 (a)	1,620,000
4,000,000	Meritage Asset Holdings NIM 2005-2 N4, 7.500% 11/25/35 (a)	2,960,000
2,000,000	Merrill Lynch Mortgage 2005-SL1 B5, 8.830% 6/25/35 (a)	1,760,000
2,000,000	Nomura Home Equity Loan Inc. 2005-HE1 B1, 7.780% 9/25/35	1,775,000
3,000,000	Structured Asset 2005-S6 B3, 7.830% 11/25/35 (a)	2,486,250
4,548,535	Terwin Mortgage 2005-11 1B7, 5.000% 11/25/36 (a)	3,798,027
	Terwin Mortgage 2005-3SL B6, 11.500% 3/25/35 interest-only strips	815,728
2,070,801	Terwin Mortgage 2005-7SL, 9.203% 7/25/35 (a)	1,804,186
4,000,000	Terwin Mortgage 2005-R1, 5.000% 12/28/36 (a)	2,970,000
4,500,000	Terwin Mortgage 2006-1 2B5, 5.000% 1/25/37 (a)	3,681,000
6,000,000	Terwin Mortgage 2006-R3, 6.290% 7/25/37(a)	4,904,400

		41,288,591

	Manufactured Housing Loans–0.1%
896,130	Bombardier Capital 1998-B M2, 7.310% 10/15/28	17,923
482,121	Bombardier Capital 2001-A M2, 8.265% 12/15/30	106,066

		123,989

	Total Asset Backed Securities–Below Investment Grade or Unrated (cost $179,547,359)	171,805,599

Corporate Bonds–Investment Grade–2.0% of Net Assets
	Special Purpose Entity–2.0%
2,000,000	Barton Springs 2005-1-C1, 8.690% 12/20/10 (a)	1,760,000
4,000,000	Duane Park I, Zero Coupon Bond 6/27/16 (a)	4,000,000
3,000,000	Lincoln Park Ref Link 01-1, 8.905% 7/30/31 (a)	2,670,000

	Total Corporate Bonds–Investment Grade (cost $8,463,022)	8,430,000

Corporate Bonds–Below Investment Grade or Unrated–41.5% of Net Assets
	Apparel–1.1%
4,435,000	Rafaella Apparel, 11.250% 6/15/11 (a)	4,357,387

	Appliances–0.6%
2,535,000	Windmere-Durable, 10.000% 7/31/08	2,535,000

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount	Description	Value (b)
Corporate Bonds–Below Investment Grade or Unrated (continued)
	Automotives–3.7%
$2,225,000	Cooper Standard Auto, 8.375% 12/15/14	$1,635,375
2,225,000	Dana Corporation, Zero Coupon Bond 1/15/15 in default (c)	1,457,375
1,388,000	Dana Corporation, Zero Coupon Bond 3/15/10 in default (c)	964,660
925,000	Delco Remy International Inc, 11.000% 5/1/09	444,000
1,325,000	Delphi Corporation, Zero Coupon Bond 5/1/29 in default (c)	1,119,625
1,350,000	Dura Operating, 8.625% 4/15/12	534,937
1,650,000	Dura Operating, 9.000% 5/1/09	70,125
1,550,000	Federal-Mogul Co, Zero Coupon Bond 1/15/09 in default (c)	891,250
2,550,000	Ford Motor, 7.450% 7/16/31	1,969,875
250,000	Ford Motor, 9.980% 2/15/47	217,500
2,525,000	General Motors, 8.375% 7/15/33	2,184,125
400,000	Metaldyne Corp., 10.000% 11/1/13	404,000
3,750,000	Metaldyne Corp., 11.000% 6/15/12	3,375,000

		15,267,847

	Basic Materials–2.1%
4,410,000	Edgen Acquisition, 9.875% 2/1/11	4,365,900
2,375,000	FMG Finance, 10.625% 9/1/16 (a)	2,280,000
2,533,000	Millar Western, 7.750% 11/15/13	2,102,390

		8,748,290

	Building & Construction–0.7%
600,000	William Lyon Homes, 7.625% 12/15/12	484,500
1,700,000	Owens Corning, Zero Coupon Bond 8/1/18 in default (c)	871,250
1,700,000	Tech Olympic USA, Inc, 10.375% 7/1/12	1,470,500

		2,826,250

	Communications–1.0%
4,350,000	CCH I Holdings LLC, 11.750% 5/15/14	3,099,375
967,000	CCH I Holdings LLC, 11.000% 10/1/15	879,970
350,000	Penton Media, 10.375% 6/15/11	344,750

		4,324,095

	Consulting Services–1.1%
2,000,000	MSX International, 11.000% 10/15/07	1,920,000
4,000,000	MSX International, 11.375% 1/15/08	2,868,480

		4,788,480

	Electronics–0.4%
1,800,000	Motors and Gears, 10.750% 11/15/06	1,789,735

	Energy–1.8%
2,425,000	Neptune Marine, 10.920% 9/7/09 (a)	2,443,188

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount	Description	Value (b)
Corporate Bonds–Below Investment Grade or Unrated (continued)
	Energy (continued)
$5,050,000	Paramount Resources Ltd, 8.500% 1/31/13*	$5,062,625

		7,505,813

	Finance–1.0%
3,225,000	Advanta Capital Trust I, 8.990% 12/17/26	3,265,312
875,000	Altra Industrial Motion, 9.000% 12/1/11	892,500

		4,157,812

	Food–1.0%
1,950,000	Eurofresh Inc, 11.500% 1/15/13 (a)	1,901,250
3,200,000	Merisant, 9.500% 7/15/13	2,048,000

		3,949,250

	Garden Products–0.3%
1,460,000	Ames True Temper, 10.000% 7/15/12	1,251,950

	Health Care–0.9%
3,500,000	Healthsouth Corp, 11.418% 6/15/14 (a)	3,570,000

	Human Resources–0.4%
1,850,000	Comforce Operating, 12.000% 12/1/07	1,845,560

	Industrial–5.9%
3,235,000	Advanced Lighting Technologies, 11.000% 3/31/09	3,218,825
4,000,000	Consolidated Container, 10.125% 7/15/09	3,820,000
1,120,000	Constar International, 11.000% 12/1/12	974,400
3,228,000	Continental Global Group, 9.000% 10/1/08	3,134,517
950,000	Corp Durango SA, 8.500% 12/31/12	883,500
1,800,000	Home Products International, 9.625% 5/15/08	1,170,000
2,800,000	IMAX Corp, 9.625% 12/1/10	2,667,000
1,675,000	Spectrum Brands, 8.500% 10/1/13	1,448,875
1,270,000	Trimas Corp., 9.875% 6/15/12	1,174,750
1,225,000	VITRO S.A., 12.750% 11/1/13 (a)	1,280,125
675,000	Wolverine Tube, 10.500% 4/1/09	594,000
3,675,000	Wolverine Tube, 7.375% 8/1/08 (a)	3,123,750
1,125,000	Wornick Company, 10.875% 7/15/11	1,119,375

		24,609,117

	Investment Companies–0.3%
1,250,000	Reg Diversified Funding, 10.000% 1/25/36 (a)	1,250,000

	Manufacturing–4.3%
4,500,000	BGF Industries, 10.250% 1/15/09	4,235,625
2,200,000	Elgin National Industries, 11.000% 11/1/07	2,200,770
3,900,000	GSI Group, 12.000% 5/15/13 (a)	4,173,000
3,545,000	JB Poindexter, 8.750% 3/15/14	2,924,625

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount	Description	Value (b)
Corporate Bonds–Below Investment Grade or Unrated (continued)
	Manufacturing (continued)
$3,475,000	Maax Corp, 9.750% 6/15/12	$2,745,250
1,700,000	Terphane Holding Corp, 12.500% 6/15/09 (a)	1,700,000

		17,979,270

	Medical Products–0.4%
5,055,000	Insight Health Services, 9.875% 11/1/11	1,731,337

	Retail–1.8%
950,000	Jo-Ann Stores, 7.500% 3/1/12	826,500
400,000	Lazydays RV Center, 11.750% 5/15/12	384,000
1,150,000	Nebraska Book Company, 8.625% 3/15/12	1,078,125
1,518,000	Star Gas Partner, 10.250% 2/15/13	1,540,770
4,350,000	Uno Restaurant, 10.000% 2/15/11 (a)	3,632,250

		7,461,645

	Special Purpose Entity–6.6%
9,333,333	Dow Jones CDX HY T4, 10.500% 12/29/09 (a)	9,403,333
2,500,000	Eirles Two Limited 262, 5.372% 8/3/21	2,500,000
3,500,000	Eirles Two Limited 263, 5.372% 8/3/21	3,500,000
5,000,000	INCAPS Funding II, Zero Coupon Bond 1/15/34 (a)	4,500,000
1,320,000	Interactive Health, 7.250% 4/1/11 (a)	1,062,600
2,100,000	Milacron Escrow Corp, 11.500% 5/15/11	1,995,000
2,000,000	North Street Referenced Linked Notes 2000-1A D1, 8.085% 4/28/11 (a)	900,000
3,500,000	North Street Referenced Linked Notes 2000-1A, 7.235% 4/28/11 (a)	2,730,000
850,000	PCA LLC/PCA Finance Corp, 14.000% 6/1/09 (a)	858,500

		27,449,433

	Technology–1.3%
3,350,000	Danka Business Systems, 11.000% 6/15/10	3,082,000
1,450,000	Spheris Inc, 11.000% 12/15/12 (a)	1,359,375
875,000	Unisys Corp, 8.000% 10/15/12	818,125

		5,259,500

	Telecommunications–2.0%
3,350,000	Broadview Networks Holdings, 11.375% 9/1/12 (a)	3,408,625
675,000	Iridium LLC/Capital Corp, Zero Coupon Bond 7/15/09 in default (c)	182,250
4,175,000	Primus Telecommunications, 8.000% 1/15/14	2,609,375
2,400,000	Securus Technologies, 11.000% 9/1/11	2,052,000

		8,252,250

	Tobacco–0.6%
2,915,000	North Atlantic Trading, 9.250% 3/1/12	2,521,475

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount	Description	Value (b)
Corporate Bonds–Below Investment Grade or Unrated (continued)
	Transportation–0.9%
$3,875,000	Sea Containers Ltd, 10.750% 10/15/06*	$3,850,219

	Travel–1.3%
5,675,000	Worldspan Financial, 11.655% 2/15/11	5,582,781

	Total Corporate Bonds–Below Investment Grade or Unrated (cost $179,971,449)	172,864,496

Mortgage Backed Securities–Investment Grade–2.9% of Net Assets
	Collateralized Mortgage Obligations–2.9%
	Harborview Mortgage 2004-8 X, 1.243% 11/19/34 interest-only strips	2,517,798
1,998,918	Harborview Mortgage 2006-4 B11, 7.080% 10/19/35 (a)	1,956,441
1,000,000	Indymac Index NIM Corp 2006-AR6 N2, 8.833% 6/25/46 (a)	1,000,000
3,000,000	Park Place Securities 2005-WCW2 M10, 7.830% 7/25/35	2,670,000
2,000,000	Park Place Securities 2005-WHQ3 M11, 7.830% 6/25/35	1,735,000
2,415,450	Sail Net Interest Margin Notes 2004-7A B, 6.750% 8/27/34 (a)	2,378,059

	Total Mortgage Backed Securities–Investment Grade (cost $14,621,571)	12,257,298

Mortgage Backed Securities–Below Investment Grade or Unrated–15.7% of Net Assets
	Collateralized Mortgage Obligations–15.7%
2,994,394	Countrywide Alternative Loan Trust 2005-51 B3, 6.580% 11/20/35	2,350,600
3,991,006	Countrywide Alternative Loan Trust 2005-56 B3, 6.580% 11/25/35 (a)	3,122,962
1,985,386	Countrywide Alternative Loan Trust 2006-OA1 B2, 7.330% 3/20/46	1,111,816
3,000,000	First Franklin Mortgage 2005-FFH3 B4, 7.330% 9/25/35 (a)	2,208,750
3,000,000	Greenwich 2005-3 N2, 2.000% 6/27/35 (a)	1,878,900
8,000,000	Greenwich 2005-4 N-2, Zero Coupon Bond 7/27/45 (a)	4,600,000
4,000,000	Greenwich 2005-6A N3, Zero Coupon Bond 11/27/45 (a)	3,400,000
2,000,000	GSAMP Trust 2004-AR1 B5, 5.000% 6/25/34 (a)	1,825,620
1,999,878	Harborview Mortgage 2005-15 B10, 7.080% 10/20/45	1,591,783
3,956,338	Harborview Mortgage 2006-4 B11, 7.080% 5/19/47 (a)	2,433,148
1,000,000	Indymac Index NIM Corp 2006-AR6 N3, 8.833% 6/25/46 (a)	942,970
5,000,000	Long Beach Asset Holdings 2005-WL1 N4, 7.500% 6/25/45 (a)	4,250,000
1,902,625	Long Beach Mortgage 2001-3 M3, 8.143% 9/25/31	456,630
1,393,846	Long Beach Mortgage 2001-4 M2, 6.980% 3/25/32	1,125,578
2,000,000	Long Beach Mortgage Loan Trust 2005-2 B2, 8.080% 4/25/35 (a)	1,713,120
2,043,150	Park Place Securities 2005-WCW1 B, 5.000% 9/25/35 (a)	1,884,806
3,800,000	Park Place Securities 2005-WCW1 M11, 7.830% 9/25/35	3,078,000
3,000,000	Park Place Securities 2005-WCW3, 7.830% 8/25/35 (a)	2,430,000
3,000,000	Park Place Securities 2005-WHQ1 M10, 7.830% 3/25/35 (a)	2,666,250

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)
Mortgage Backed Securities–Below Investment Grade or Unrated (continued)
	Collateralized Mortgage Obligations (continued)
$2,000,000	Park Place Securities 2005-WHQ4, 7.830% 9/25/35 (a)	$1,400,000
2,000,000	Popular 2005-4 B2, 7.830% 9/25/35 (a)	1,800,000
5,250,000	Residential 2005-RS4 B2, 8.330% 4/25/35 (a)	4,372,253
3,938,000	Residential 2005-RS4 B3, 8.330% 4/25/35 (a)	3,103,656
1,381,829	Sasco Net Interest Margin Trust 2004-6XS B, 5.000% 3/28/34 (a)	1,292,010
2,000,000	Soundview 2005-1 B3, 8.580% 4/25/35 (a)	1,560,000
2,591,000	Soundview 2005-2 B3, 8.330% 7/25/35 (a)	2,098,710
1,972,000	Soundview 2005-B M14, 7.650% 5/25/35 (a)	1,197,951
2,573,000	Structured Asset 2004-S2 B, 6.000% 6/25/34 (a)	2,404,443
2,139,000	Structured Asset 2004-S4 B3, 5.000% 12/25/34 (a)	1,628,014
2,000,000	Structured Asset 2005-AR1 B2, 7.330% 9/25/35 (a)	1,510,000

	Total Mortgage Backed Securities–Below Investment Grade or Unrated (cost $66,136,563)	65,437,970

Municipal Securities–0.2% of Net Assets
1,250,000	Pima County Arizona IDA Health Care, Zero Coupon Bond 11/15/32	700,000

	Total Municipal Securities (cost $783,722)	700,000

Common Stocks–12.3% of Net Assets
35,200	Alpha Natural Resources, Inc. (c)	554,752
38,800	American Capital Strategies, Ltd.	1,531,436
11,700	Anadarko Petroleum Corporation	512,811
23,300	Aqua America, Inc.	511,202
28,900	AVX Corporation	511,241
61,500	Cascade Microtech, Inc. (c)	765,675
12,700	Caterpillar Inc. (d)	835,660
18,000	Cemex, S.A. de C.V. (d)	541,440
17,600	Chiquita Brands International, Inc.	235,488
46,700	Citizens Communications Company	655,668
6,600	Companhia de Saneamento Básico do Estado de São Paulo	198,660
60,300	Compass Diversified Trust	922,590
29,000	Consolidated Communications Illinois Holdings, Inc.	542,590
17,100	Cytec Industries Inc. (d)	950,589
33,300	Direct General Corporation	448,218
12,900	Edison International	537,156
30,900	ENSCO International Incorporated	1,354,347
24,100	Enterprise Products Partners L.P.	644,675
18,800	FairPoint Communications, Inc.	327,120
41,500	Famous Dave’s of America, Inc. (c)	630,800
32,100	Fording Canadian Coal Trust	851,613
17,000	Helix Energy Solutions Group, Inc. (c)	567,800

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Shares	Description	Value (b)
Common Stocks (continued)
75,600	Horizon Offshore, Inc.	$1,292,760
71,000	Infocrossing, Inc. (c)	952,110
142,100	InPhonic, Inc. (c)(d)	1,125,432
111,695	Intermet Corporation (c)	893,560
3,200	International Coal Group, Inc. (c)	13,504
14,100	Iowa Telecommunications Services, Inc.	279,039
6,800	J.C. Penney Company, Inc.	465,052
20,400	Kinder Morgan Energy Partners, L.P.	895,152
32,800	KKR Financial Corp.	804,912
18,400	L-3 Communications Holdings, Inc.	1,441,272
47,200	Macquarie Infrastructure Company Trust	1,471,696
11,000	Magellan Midstream Partners, L.P.	405,900
19,100	Masco Corporation (d)	523,722
17,200	McDermott International, Inc. (c)	718,960
77,800	MCG Capital Corporation	1,270,474
37,900	Mittal Steel Company N.V.	1,316,646
27,600	Motorola, Inc. (d)	690,000
86,400	Nam Tai Electronics, Inc.	1,061,856
91,900	Ness Technologies, Inc. (c)	1,226,865
38,200	New York Community Bancorp, Inc.	625,716
46,900	Optimal Group Inc. (c) (d)	551,544
34,000	Pacific Sunwear of California, Inc. (c)	512,720
15,500	Peabody Energy Corporation	570,090
667	Providence Washington Insurance Companies (c)	67
41,400	Regal Entertainment Group	820,548
23,600	RTI International Metals, Inc. (c)	1,028,488
14,600	Sanderson Farms, Inc. (d)	472,456
18,100	Sasol Limited	595,309
25,190	Ship Finance International Limited	501,281
17,200	Stage Stores, Inc. (d)	504,648
192,452	Star Gas Partners, L.P. (c)	479,205
31,000	Superior Energy Services, Inc. (c)	814,060
120,167	Taiwan Semiconductor Manufacturing Company Ltd.	1,153,603
131,770	Technology Investment Capital Corporation (c)	1,927,795
13,200	Tenaris S.A.	467,016
12,800	The Dow Chemical Company	498,944
1,900	The First Marblehead Corporation (d)	131,594
30,500	The Home Depot, Inc.	1,106,235
14,300	The Timken Company	425,854
92,550	Trustreet Properties Inc.	1,157,801
26,600	Tsakos Energy Navigation Limited	1,186,360
33,600	Valero Energy Corporation (d)	1,729,392
13,900	Valero L.P.	695,000
11,000	Washington Mutual, Inc.	478,170

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)
Common Stocks (continued)
103,400	Windstream Corporation	$1,363,846

	Total Common Stocks (cost $52,340,734)	51,278,185

Preferred Stocks–3.9% of Net Assets
4,000	Baker Street Funding (a)	3,880,000
1,000	Baker Street Funding 2006-1 (a)	940,000
3,000	Credit Genesis CLO 2005 (a)	2,970,000
2,000	Hewett’s Island II CDO (a)	1,980,000
67,000	Indymac Indx CI-1 Corp (a)	1,820,859
2,000	Marquette Park CLO (a)	1,960,000
2,975	Motient Corporation	2,506,437

	Total Preferred Stocks (cost $16,033,903)	16,057,296

Corporate Loans–0.1% of Net Assets
$400,000	ICO North America, 7.500% 8/15/09	492,000

	Total Corporate Loans (cost $400,000)	492,000

Eurodollar Time Deposits–1.7% of Net Assets
	State Street Bank & Trust Company Eurodollar time deposits dated September 29, 2006 4.050% maturing at $7,097,395 on October 2, 2006.	7,095,000

	Total Investments–134.2% of Net Assets (cost $576,483,477)	559,200,314

	Other Assets and Liabilities, net–(34.2)% of Net Assets	(142,380,424)

	Net Assets	$416,819,890

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Call Options Written September 30, 2006

Number of Contracts	Common Stooks/Expiration Date/Exercise Price	Value (b)
17	Caterpillar, Inc./October/65	$3,655
11	Cemex, S.A. de C.V./October/30	1,210
26	Cytec Industries, Inc./October/55	5,460
16	Inphonic, Inc./October/7.50	1,040
16	Masco Corporation/October/25	4,560
8	Motorola, Inc./October/25	808
17	Optimal Group Inc./October/15	595
11	Sanderson Farms, Inc./October/35	330
9	Stage Stores Inc./October/30	1,035
8	The First Marblehead Corporation/October/65	3,680
33	Valero Energy Corporation/October/50	8,745

	Total Call Options Written (Premiums Received $25,463)	$31,118

(a)	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the fund’s investment adviser.

(b)	See Note 2 of accompanying Notes to the Financial Statements regarding investment valuations.

(c)	Non-income producing securities.

(d)	A portion or all of the security is pledged as collateral for call options written.

*	These securiities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

RMK HIGH INCOME FUND, INC.

OBJECTIVE & STRATEGY

RMK High Income Fund, Inc. seeks a high level of current income. The Fund seeks capital growth as a secondary investment objective when consistent with its primary investment objective. The Fund invests a majority of its total assets in below investment grade debt securities (commonly referred to as “junk bonds”) that offer attractive yield and capital appreciation potential. The Fund may also invest in investment grade debt securities, up to 15% of its total assets in foreign debt and foreign equity securities and up to 25% of its total assets in domestic equity securities, including common and preferred stocks. The Fund invests in a wide range of below investment grade debt securities, including corporate bonds, mortgage-backed and asset-backed securities and municipal and foreign government obligations, as well as securities of companies in bankruptcy reorganization proceedings or otherwise in the process of debt restructuring. (Below investment grade debt securities are rated Ba1 or lower by Moody’s Investors Service, Inc., BB+ or lower by Standard & Poor’s Ratings Group, comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the Fund’s investment adviser to be of comparable quality.)

INVESTMENT RISKS:    Bond funds tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Longer-term funds generally are more vulnerable to interest rate risk than shorter-term funds. Below investment grade bonds involve greater credit risk, which is the risk that the issuer will not make interest or principal payments when due. An economic downturn or period of rising interest rates could adversely affect the ability of issuers, especially issuers of below investment grade debt, to service primary obligations and an unanticipated default could cause the Fund to experience a reduction in value of its shares. The value of U.S. and foreign equity securities in which the Fund invests will change based on changes in a company’s financial condition and in overall market and economic conditions. Leverage creates an opportunity for an increased return to common stockholders, but unless the income and capital appreciation, if any, on securities acquired with leverage proceeds exceed the costs of the leverage, the use of leverage will diminish the investment performance of the Fund’s shares. Use of leverage may also increase the likelihood that the net asset value of the Fund and market value of its common shares will be more volatile, and the yield and total return to common stockholders will tend to fluctuate more in response to changes in interest rates and credit worthiness.

RMK HIGH INCOME FUND, INC.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

During the first half of RMK High Income Fund, Inc.’s fiscal year 2007, which ended September 30, 2006, the Fund had a total return of 10.91%, based on market price and reinvested dividends. For the six months ended September 30, 2006, the Fund had a total return of 3.49%, based on net asset value and reinvested dividends. For the six months ended September 30, 2006, the Lehman Brothers Ba U.S. High Yield Index1 had a total return of 4.12%. The Fund’s strong market performance is a reflection of investor’s desire for cash distributions as well as the stability of the Fund’s net asset value offered by a very diverse portfolio.

During the first six months of the 2007 fiscal year, corporate high yield debt and common stocks were the best performing asset categories. Credit spreads (the yield premium required for risky assets over riskless assets such as U.S. Treasuries) contracted, or shrank significantly in the corporate sector providing meaningful outperformance for corporate securities. In the asset-backed sector, however, concerns over the slow down in housing and real estate in general caused credit spreads to expand and acted to depress overall performance from our portfolio of mortgage related securities. Asset-backed bonds secured by aircraft leases, medical equipment leases and ship leases continued to perform very well.

During the same period, we made substantial allocation shifts away from home equity loans and into collateralized loan obligations focusing specifically on packages of senior secured corporate loans, both domestic and international. Further allocation shifts will focus on moving out of some floating rate assets and into more fixed rate assets as we expect the Federal Reserve to begin lowering short term rates at some point in 2007.

James C. Kelsoe, Jr., CFA

Senior Portfolio Manager

Morgan Asset Management, Inc.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objectives. These views are subject to change at any time based upon market or other conditions, and Morgan Asset Management, Inc. disclaims any responsibility to update such views. The Fund is subject to market risk, which include the possibilities that the market values of the securities owned by the Fund will decline or that shares of the Fund will trade at lower prices in the market. Accordingly, you can lose money investing in the Fund.

RMK HIGH INCOME FUND, INC.

INDEX DESCRIPTION

[1]	The Lehman Brothers Ba U.S. High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The index is unmanaged, and unlike the fund, is not affected by cashflows or trading and other expenses. It is not possible to invest directly in an index.

RMK HIGH INCOME FUND, INC.

PORTFOLIO STATISTICS†

AS OF SEPTEMBER 30, 2006

Average Credit Quality	BB-
Current Yield	9.78%
Yield to Maturity	11.62%
Duration	4.53 Years
Average Effective Maturity	6.03 Years
Percentage of Leveraged Assets	27%
Total Number of Holdings	273

†	The Fund’s composition is subject to change.

CREDIT QUALITY†

AS OF SEPTEMBER 30, 2006

% OF TOTAL INVESTMENTS		% OF TOTAL INVESTMENTS
AAA	2.6%	CCC	19.1%
AA	0.3%	CC	2.4%
BBB	15.5%	C	0.2%
BB	25.1%	D	1.2%
B	13.7%	Not Rated	19.9%

		Total	100.0%

†	The Fund’s composition is subject to change.

ASSET ALLOCATION†

AS OF SEPTEMBER 30, 2006

% OF TOTAL INVESTMENTS
Corporate Bonds	31.2%
Collateralized Mortgage Obligations	15.6%
Collateralized Debt Obligations	15.1%
Equipment Leases	13.1%
Common Stock	9.2%
Home Equity Loans	7.3%
Preferred Stock	2.3%
Certificate-Backed Obligations	1.8%
Short-Term Investments	1.8%
Commercial Loans	1.1%
Franchise Loans	1.0%
Other	0.5%

Total	100.0%

†	The Fund’s composition is subject to change.

RMK HIGH INCOME FUND, INC.

NAV & MARKET PRICE HISTORY*

The graph below illustrates the net asset value and market price history of RMK High Income Fund, Inc. (NYSE: RMH) from the commencement of investment operations on June 24, 2003 to September 30, 2006.

*	Net asset value is calculated every day that the New York Stock Exchange is open as of the close of trading (normally 4:00 p.m. Eastern Time) by taking the closing market value of all portfolio securities, cash and other assets owned, subtracting all liabilities, then dividing the result (total net assets) by the total number of shares outstanding. The market price is the last reported price at which a share of the Fund was sold on the New York Stock Exchange.

PERFORMANCE INFORMATION

	AVERAGE ANNUAL TOTAL RETURNS
AS OF SEPTEMBER 30, 2006	SIX MONTHS*	1 YEAR	COMMENCEMENT OF INVESTMENT OPERATIONS[1]
MARKET VALUE	10.91%	19.87%	22.16%
NET ASSET VALUE	3.49%	7.53%	12.90%
LEHMAN BROTHERS BA HIGH YIELD INDEX[2]	4.12%	6.67%	7.87%
*	Not annualized for periods less than one year.

RMK HIGH INCOME FUND, INC.

[1]	The Fund commenced investment operations on June 24, 2003.

[2]	The Lehman Brothers Ba U.S. High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The index is unmanaged, and unlike the fund, is not affected by cashflows or trading and other expenses. It is not possible to invest directly in an index.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent performance, call toll-free 800-564-2188. Total returns assume an investment at the common share market price or net asset value at the beginning of the period, reinvestment of all dividends and distributions for the period in accordance with the Fund’s dividend reinvestment plan, and sale of all shares at the closing market price (excluding any commissions) or net asset value at the end of the period. Returns shown do not reflect the deduction of taxes that a stockholder would pay on Fund distributions or on the sale of Fund shares.

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount	Description	Value (b)
Asset Backed Securities–Investment Grade–9.0% of Net Assets
	Collateralized Debt Obligations–6.4%
$5,000,000	Commodore 1A C, 7.970% 2/28/37 (a)	$2,650,000
1,913,862	E-Trade 2004-1A COM1, 2.000% 1/10/40	1,933,001
2,000,000	Linker Finance PLC 16A E, 8.752% 5/19/45 (a)	1,950,000
3,000,000	Palmer Square 2A CN, 12.000% 11/2/45 (a)	2,970,000
4,000,000	Taberna Preferred Funding 2006-6A COM, Zero Coupon Bond 12/5/36 (a)	3,965,600
3,000,000	Taberna Preferred Funding, Ltd 2006-7A C1, Zero Coupon Bond 2/5/37 (a)	2,952,000
1,500,000	Trapeza CDO LLC 2006-10A, Zero Coupon Bond 6/6/41	1,440,000
2,000,000	Trapeza CDO LLC, 8.70% 6/6/41 (a)	2,000,000

		19,860,601

	Equipment Leases–1.3%
2,912,743	Aviation Capital 2005-3A C1, 8.573% 12/25/35 (a)	2,970,998
3,000,000	United Capital Aviation Trust 2005-1 B1A, Zero Coupon Bond 7/15/31 (a)	959,040

		3,930,038

	Franchise Loans–0.2%
	Atherton Franchisee 1999-A AX, 1.082% 3/15/19 interest-only strips (a)	534,899

	Home Equity Loans–1.1%
871,300	Ameriquest Mortgage 2003-8 MV6, 9.073% 10/25/33	882,323
1,000,000	Asset Backed Securities 2005-HE1 M10, 8.323% 3/25/35	929,060
2,000,000	Soundview 2005-A B1, 8.323% 4/25/35 (a)	1,600,000

		3,411,383

	Total Asset Backed Securities–Investment Grade (cost $28,847,199)	27,736,921

Asset Backed Securities–Below Investment Grade or Unrated–45.1% of Net Assets
	Certificate-Backed Obligations–2.5%
1,000,000	Preferred Term Securities II, 12.000% 5/22/33 (a)	674,940
1,000,000	Preferred Term Securities XXI, 10.000% 3/22/38 (a)	987,480
4,000,000	Preferred Term Securities XXII, Zero Coupon Bond 9/22/36 (a)	3,970,560
2,000,000	Preferred Term Securities XXIII, Zero Coupon Bond 12/22/36 (a)	1,976,000

		7,608,980

	Collateralized Debt Obligations–14.2%
1,000,000	801 Grand CDO 06-1 LLC, 11.390% 9/20/16 (a)	982,500
2,000,000	Acacia CDO, Ltd. 10A, Zero Coupon Bond 9/7/46 (a)	912,200
3,000,000	Aladdin CDO 2006-3A, 10.390% 10/31/13 (a)	1,410,000
2,000,000	Arlington Street CDO 1A B, 8.970% 6/10/12 (a)	1,730,000

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount	Description	Value (b)
Asset Backed Securities–Below Investment Grade or Unrated (continued)
	Collateralized Debt Obligations (continued)
$3,000,000	Attentus CDO Ltd. 2006-2A COM, Zero Coupon Bond 10/9/41	$2,916,000
1,664,084	Cigna CDO Limited 2000-1A B1, 6.520% 8/28/12 (a)	1,249,111
3,000,000	Diversified Asset Securitization 2 1A B1, 9.712% 9/15/35 (a)	1,590,000
3,000,000	Dryden Leveraged Loan CDO 2005-9A DFN, Zero Coupon Bond 9/20/19	2,550,000
3,000,000	GSC Partners CDO Fund Ltd 2006-7A COM1, 5.075% 5/25/20 (a)	2,990,400
2,931,764	Hewett’s Island 2004-1A COM, 9.000% 12/15/16	2,829,152
2,000,000	Jazz CDO BV III-A EB, 10.713% 9/26/14 (a)	1,974,440
5,000,000	Kenmore Street Synthetic CDO 2006-1A, 10.390% 4/30/14 (a)	2,300,000
1,000,000	Knollwood CDO Ltd. 2006-2A E, 11.488% 7/13/46 (a)	1,000,000
2,000,000	Knollwood CDO Ltd. 2006-2A SN, Zero Coupon Bond 7/13/46	1,840,000
4,000,000	Kodiak CDO 2006-1A COMB, Zero Coupon Bond 8/7/37 (a)	3,600,000
1,000,000	Marquette Park CLO, 10.000% 7/12/20 (a)	980,000
2,000,000	Millstone III CDO Ltd, Zero Coupon Bond 7/5/46	1,940,000
1,931,858	MKP 4A CS, 2.000% 7/12/40 (a)	1,861,152
3,000,000	OFSI Fund 2006-1A COM1, 2.000% 9/20/19 (a)	3,000,000
2,000,000	Rosedale CLO Ltd I-A II, 5.146% 7/26/21 (a)	1,920,000
2,000,000	Tropic CDO Corp. 2006-5A C1, Zero Coupon Bond 7/15/36	1,894,000
2,000,000	Veritas 2006-2A, 15.000% 7/11/21 (a)	1,920,000

		43,388,955

	Collateralized Loan Obligations–0.3%
1,000,000	Flagship CLO 2005-4I, Zero Coupon Bond 6/1/17	946,250

	Commercial Loans–1.6%
84,068	CS First Boston 1995-WF1 G, 8.570% 12/21/27	80,693
1,967,335	Lehman Brothers-UBS Commercial Mortgage 2001-C7 S, 5.868% 11/15/33	1,101,983
2,000,000	Merrill Lynch Mortgage 1998-C1 F, 6.250% 11/15/26	1,190,420
2,000,000	North Street Referenced Linked Notes 2000-1A, 6.876% 4/28/11 (a)	1,560,000
2,000,000	North Street Referenced Linked Notes 2000-1A D1, 7.726% 4/28/11 (a)	900,000

		4,833,096

	Equipment Leases–16.5%
5,215,800	Aerco Limited 1X C1, 6.549% 7/15/23	2,047,202
4,235,094	Aerco Limited 2A B2, 6.380% 7/15/25 (a)	2,075,196
7,021,106	Aerco Limited 2A C2, 7.249% 7/15/25 (a)	2,246,754
10,000,000	Aircraft Finance Trust 1999-1A A1, 5.679% 5/15/24 (a)	7,075,000
5,000,000	Airplanes Pass Through Trust 2001-1A A9, 5.749% 3/15/19	3,256,250
861,499	DVI Receivables 2001-2 A3, 3.519% 11/8/31	663,354
1,208,992	DVI Receivables 2001-2 A4, 4.613% 11/11/09	943,013

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount	Description	Value (b)
Asset Backed Securities–Below Investment Grade or Unrated (continued)
	Equipment Leases (continued)
$4,592,094	DVI Receivables 2002-1 A3A, 5.520% 6/11/10	$2,617,493
1,434,613	DVI Receivables 2003-1 A3A, 5.830% 3/14/11	1,219,421
16,000,000	Lease Investment Flight Trust 1 A1, 5.589% 7/15/31	11,400,000
5,000,000	Pegasus Aviation Lease 1999-1A A2, 6.300% 3/25/29 (a)	2,175,000
1,000,000	Pegasus Aviation Lease 1999-1A B1, 6.300% 3/25/29 (a)	218,930
3,687,467	Pegasus Aviation Lease 2000-1 A1, 5.948% 3/25/15 (a)	2,359,979
20,000,000	Pegasus Aviation Lease 2001-1A A1, 5.655% 3/25/30 (a)	12,250,000
3,517,584	Pegasus Aviation Lease 2001-1A B1, 6.670% 5/10/31 (a)	105,528
1,758,792	Pegasus Aviation Lease 2001-1A B2, 7.270% 5/10/31 (a)	52,764

		50,705,884

	Franchise Loans–1.2%
1,000,000	Falcon Franchise Loan 2001-1 F, 6.500% 1/5/23	591,850
3,548,000	Falcon Franchise Loan 2003-1 D, 7.836% 1/5/25 (a)	3,201,705

		3,793,555

	Home Equity Loans–8.8%
1,500,000	Ace Securities 2005-HE2 B1, 8.573% 4/25/35 (a)	1,230,000
2,000,000	Ace Securities 2005-HE6 B1, 8.323% 10/25/35 (a)	1,560,000
2,000,000	Ace Securities 2005-SL1 B1, 6.000% 6/25/35 (a)	1,720,000
661,176	Amresco Residential Securities 1999-1 B, 9.323% 11/25/29	638,530
2,000,000	Asset Backed Securities Corp Home Equity 2006-HE4 M9, 7.823% 5/25/36 (a)	1,788,440
2,649,475	Delta Funding Home Equity 2000-1 B, 8.090% 5/15/30	1,086,576
1,000,000	Equifirst Mortgage 2005-1 B3, 8.573% 4/25/35 (a)	822,500
2,000,000	First Franklin Mortgage 2004-FFH4 B1, 6.762% 1/25/35 (a)	1,755,520
3,000,000	Meritage Asset Holdings NIM 2005-2 N4, 7.500% 11/25/35 (a)	2,220,000
2,000,000	Merrill Lynch Mortgage 2005-SL1 B5, 8.823% 6/25/35 (a)	1,760,000
2,000,000	Nomura Home Equity Loan Inc. 2005-HE1 B1, 7.773% 9/25/35	1,775,000
1,305,646	Structured Asset 2003-S A, 7.500% 12/28/33 (a)	913,952
2,729,121	Terwin Mortgage 2005-11SL B7, 5.000% 11/25/36 (a)	2,278,816
	Terwin Mortgage 2005-3SL B6, 11.500% 3/25/35 interest-only strips	326,291
1,800,697	Terwin Mortgage 2005-7SL, 6.500% 7/25/35 (a)	1,568,857
3,000,000	Terwin Mortgage 2005-R1, 5.000% 12/28/36 (a)	2,227,500
4,000,000	Terwin Mortgage 2006-R3, 6.290% 6/26/37(a)	3,269,600

		26,941,582

	Total Asset Backed Securities–Below Investment Grade or Unrated (cost $144,969,728)	138,218,302

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount	Description	Value (b)
Corporate Bonds–Investment Grade–1.9% of Net Assets
	Special Purpose Entity–1.9%
$4,000,000	Duane Park I, Zero Coupon Bond 6/27/16 (a)	$4,000,000
2,000,000	Lincoln Park Ref Link 01-1, 8.905% 7/30/31 (a)	1,780,000

	Total Corporate Bonds–Investment Grade (cost $5,780,460)	5,780,000

Corporate Bonds–Below Investment Grade or Unrated–40.5% of Net Assets
	Apparel–1.1%
3,475,000	Rafaella Apparel, 11.250% 6/15/11 (a)	3,414,187

	Appliances–0.6%
1,943,000	Windmere-Durable, 10.000% 7/31/08	1,943,000

	Automotive–3.8%
1,725,000	Cooper Standard Auto, 8.375% 12/15/14	1,267,875
1,750,000	Dana Corporation, Zero Coupon Bond 1/15/15 in default (c)	1,146,250
1,125,000	Dana Corporation, Zero Coupon Bond 3/15/10 in default (c)	781,875
725,000	Delco Remy International Inc, 11.000% 5/1/09	348,000
900,000	Delphi Corporation, Zero Coupon Bond 5/1/29 in default (c)	760,500
1,025,000	Dura Operating, 8.625% 4/15/12	406,156
1,350,000	Dura Operating, 9.000% 5/1/09	57,375
1,250,000	Federal-Mogul, Zero Coupon Bond 1/15/09 in default (c)	718,750
1,950,000	Ford Motor, 7.450% 7/16/31	1,506,375
175,000	Ford Motor, 9.980% 2/15/47	152,250
1,825,000	General Motors, 8.375% 7/15/33	1,578,625
275,000	Metaldyne Corp., 10.000% 11/1/13	277,750
3,075,000	Metaldyne Corp., 11.000% 6/15/12	2,767,500

		11,769,281

	Basic Materials–2.3%
3,625,000	Edgen Acquisition, 9.875% 2/1/11	3,588,750
1,825,000	FMG Finance, 10.625% 9/1/16 (a)	1,752,000
2,075,000	Millar Western, 7.750% 11/15/13	1,722,250

		7,063,000

	Building & Construction–0.7%
450,000	William Lyon Homes, 7.625% 12/15/12	363,375
1,350,000	Owens Corning, Zero Coupon Bond 8/1/18 in default (c)	691,875
1,275,000	Tech Olympic USA, Inc., 10.375% 7/1/12	1,102,875

		2,158,125

	Communications–1.2%
3,850,000	CCH I Holdings LLC, 11.750% 5/15/11	2,743,125
771,000	CCH I Holdings, 11.000% 10/1/15	701,610
300,000	Penton Media, 10.375% 6/15/11	295,500

		3,740,235

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount	Description	Value (b)
Corporate Bonds–Below Investment Grade or Unrated (continued)
	Consulting Services–1.2%
$2,300,000	MSX International, 11.375% 1/15/08	$1,649,376
2,000,000	MSX International, 11.000% 10/15/07	1,920,000

		3,569,376

	Electronics–0.5%
1,600,000	Motors and Gears, 10.750% 11/15/06	1,596,285

	Energy–1.9%
1,900,000	Neptune Marine Invest, 10.920% 9/7/09 (a)	1,914,250
3,900,000	Paramount Resources Ltd, 8.500% 1/31/13*	3,909,750

		5,824,000

	Finance–0.8%
2,500,000	Advanta Capital Trust I, 8.990% 12/17/26	2,531,250

	Food–1.0%
1,525,000	Eurofresh Inc, 11.500% 1/15/13 (a)	1,486,875
2,300,000	Merisant, 9.500% 7/15/13	1,472,000

		2,958,875

	Garden Products–0.3%
965,000	Ames True Temper, 10.000% 7/15/12	827,488

	Human Resources–0.5%
1,500,000	Comforce Operating, 12.000% 12/1/07	1,496,400

	Industrial–7.7%
2,550,000	Advanced Lighting Technologies, 11.000% 3/31/09	2,537,250
3,000,000	Consolidated Container, 10.125% 7/15/09	2,865,000
825,000	Constar International, 11.000% 12/1/12	717,750
2,500,000	Continental Global Group, 9.000% 10/1/08	2,427,600
750,000	Corp Durango SA, 8.500% 12/31/12	697,500
3,075,000	GSI Group, 12.000% 5/15/13 (a)	3,290,250
1,400,000	Home Products International, 9.625% 5/15/08	910,000
2,125,000	IMAX Corp, 9.625% 12/1/10	2,024,062
1,325,000	Spectrum Brands, 8.500% 10/1/13	1,146,125
1,350,000	Terphane Holding Corp, 12.500% 6/15/09 (a)	1,350,000
1,050,000	Trimas Corp., 9.875% 6/15/12	971,250
975,000	VITRO S.A., 11.750% 11/1/13 (a)	1,018,875
2,775,000	Wolverine Tube, 7.375% 8/1/08 (a)	2,358,750
500,000	Wolvernine Tube, 10.500% 4/1/09	440,000
900,000	Wornick Company, 10.875% 7/15/11	895,500

		23,649,912

	Manufacturing–3.1%
3,520,000	BGF Industries, 10.250% 1/15/09	3,313,200

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount	Description	Value (b)
Corporate Bonds–Below Investment Grade or Unrated (continued)
	Manufacturing (continued)
$1,725,000	Elgin National Industries, 11.000% 11/1/07	$1,725,604
2,725,000	Maax Corp, 9.750% 6/15/12	2,152,750
2,725,000	JB Poindexter & Co., 8.750% 3/15/14	2,248,125

		9,439,679

	Health Care–1.4%
2,750,000	Healthsouth Corp, 11.418% 6/15/14 (a)	2,805,000
4,000,000	Insight Health Services, 9.875% 11/1/11	1,370,000

		4,175,000

	Retail–1.9%
750,000	Jo-Ann Stores, 7.500% 3/1/12	652,500
325,000	Lazydays RV Center, 11.750% 5/15/12	312,000
825,000	Nebraska Book Company, 8.625% 3/15/12	773,437
1,280,000	Star Gas Partner, 10.250% 2/15/13	1,299,200
3,425,000	Uno Restaurant, 10.000% 2/15/11 (a)	2,859,875

		5,897,012

	Special Purpose Entity–4.2%
575,000	Altra Industrial Motion, 9.000% 12/1/11	586,500
1,500,000	Eirles Two Limited 262, 5.367% 8/3/21	1,500,000
2,300,000	Eirles Two Limited 263, 5.367% 8/3/21	2,300,000
2,500,000	INCAPS Funding II, 10.000% 1/15/34 (a)	2,250,000
977,000	Interactive Health, 7.250% 4/1/11 (a)	786,485
1,625,000	Milacron Escrow Corp, 11.500% 5/15/11	1,543,750
3,000,000	MM Community Funding IX, 10.000% 5/1/33 (a)	2,130,000
675,000	PCA LLC/PCA Finance Corp, 14.000% 6/1/09 (a)	681,750
1,316,750	TPREF Funding III, Zero Coupon Bond 1/15/33 (a)	1,066,567

		12,845,052

	Technology–1.3%
2,600,000	Danka Business Systems, 11.000% 6/15/10	2,392,000
1,125,000	Spheris Inc, 11.000% 12/15/12 (a)	1,054,688
700,000	Unisys Corp, 8.000% 10/15/12	654,500

		4,101,188

	Telecommunications–2.0%
2,575,000	Broadview Networks Holdings, 11.375% 9/1/12 (a)	2,620,062
525,000	Iridium LLC/Capital Corp, Zero Coupon Bond 7/15/05 in default (c)	141,750
2,925,000	Primus Telecommunications, 8.000% 1/15/14	1,828,125
1,900,000	Securus Technologies, 11.000% 9/1/11	1,624,500

		6,214,437

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount	Description	Value (b)
Corporate Bonds–Below Investment Grade or Unrated (continued)
	Tobacco–0.6%
$2,250,000	North Atlantic Trading, 9.250% 3/1/12	$1,946,250

	Transportation–1.0%
3,005,000	Sea Containers Ltd, 10.750% 10/15/06*	2,985,489

	Travel–1.4%
4,375,000	Worldspan Financial, 10.999% 2/15/11	4,303,906

	Total Corporate Bonds–Below Investment Grade or Unrated (cost $130,106,589)	124,449,427

Mortgage Backed Securities–Investment Grade–4.6% of Net Assets
	Collateralized Mortgage Obligations–4.6%
	Harborview Mortgage 2003-2 1X, 1.296% 10/19/33 interest-only strips	278,360
	Harborview Mortgage 2004-8 x, 0.947% 11/19/34 interest-only strips	1,258,899
1,000,000	Indymac Index NIM Corp 2006-AR6 N2, 8.833% 6/25/46 (a)	1,000,000
4,000,000	Long Beach Mortgage 2004-4 M10, 5.844% 10/25/34	4,050,000
	Mellon Residential 2002-TBC2 X, 0.632% 8/15/32 interest-only strips	508,055
2,000,000	Park Place Securities 2005-WCW2 M10, 7.885% 7/25/35	1,780,000
2,000,000	Park Place Securities 2005-WHQ3, 7.885% 6/25/35	1,735,000
140,882	Sail Net Interest Margin Notes 2004-5A B, 6.750% 6/27/34 (a)	141,234
1,811,588	Sail Net Interest Margin Notes 2004-7A B, 6.750% 8/27/34 (a)	1,783,544
2,167,000	Structured Asset 2003-BC1 B2, 9.000% 5/25/32	1,625,250

	Total Mortgage Backed Securities–Investment Grade (cost $17,644,203)	14,160,342

Mortgage Backed Securities–Below Investment Grade or Unrated–16.7% of Net Assets
	Collateralized Mortgage Obligations–16.7%
2,994,394	Countrywide Alternative Loan Trust 2005-51 B3, 6.517% 11/20/35	2,350,600
3,991,006	Countrywide Alternative Loan Trust 2005-56 B3, 6.573% 11/25/35 (a)	3,122,962
1,985,386	Countrywide Alternative Loan Trust 2006-OA1 B2, 7.267% 3/20/46	1,111,816
2,500,000	First Franklin Mortgage 2004-FFH2 B2, 8.823% 10/25/34 (a)	2,325,000
3,000,000	First Franklin Mortgage 2004-FFH3 B1, 8.823% 6/25/34 (a)	2,640,000
2,000,000	First Franklin Mortgage 2005-FFH3 B4, 7.323% 9/25/35 (a)	1,472,500
3,000,000	Greenwich Structured Arm Products 2005-3 N2, 2.000% 6/27/35 (a)	1,878,900
6,000,000	Greenwich Structured Arm Products 2005-4 N-2, Zero Coupon Bond 7/27/45 (a)	3,450,000
3,000,000	Greenwich Structured Arm Products 2005-6A N3, Zero Coupon Bond 11/27/45 (a)	2,550,000
2,568,000	GSAMP Trust 2004-AR1 B5, 5.000% 6/25/34 (a)	2,344,096
1,863,886	Harborview Mortgage 2005-15 B10, 7.017% 10/20/45	1,483,542

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)
Mortgage Backed Securities–Below Investment Grade or Unrated (continued)
	Collateralized Mortgage Obligations (continued)
$2,967,253	Harborview Mortgage 2006-4 B11, 7.002% 5/19/47 (a)	$1,824,862
1,000,000	Indymac Index NIM Corp 2006-AR6 N3, 8.833% 6/25/46 (a)	942,970
5,000,000	Long Beach Asset Holdings 2005-WL1 N4, 7.500% 6/25/45 (a)	4,250,000
3,000,000	Meritage Mortgage 2004-2 B1, 8.573% 1/25/35 (a)	2,625,000
1,021,575	Park Place Securities 2005-WCW1 B, 5.000% 9/25/35 (a)	942,403
3,000,000	Park Place Securities 2005-WCW1 M11, 7.823% 9/25/35	2,430,000
2,000,000	Park Place Securities 2005-WCW3, 7.823% 8/25/35 (a)	1,620,000
2,000,000	Park Place Securities 2005-WHQ1 M10, 7.823% 3/25/35 (a)	1,777,500
2,000,000	Park Place Securities 2005-WHQ4, 7.823% 9/25/35 (a)	1,400,000
1,500,000	Popular 2005-4 B2, 7.823% 9/25/35 (a)	1,350,000
1,000,000	Soundview 2005-1 B3, 8.573% 4/25/35 (a)	780,000
2,000,000	Soundview 2005-B M14, 7.650% 5/25/35 (a)	1,214,960
2,000,000	Structured Asset 2004-S2 B, 6.000% 6/25/34 (a)	1,868,980
2,000,000	Structured Asset 2004-S4 B3, 5.000% 12/25/34 (a)	1,522,220
2,000,000	Structured Asset Securities Corporation 2005-AR1 B2, 7.323% 9/25/35 (a)	1,510,000

	Total Mortgage Backed Securities–Below Investment Grade or Unrated (cost $50,174,852)	50,788,311

Municipal Securities–0.2% of Net Assets
1,000,000	Pima County Arizona IDA Health Care, Zero Coupon Bond 11/15/32	560,000

	Total Municipal Securities (cost $626,977)	560,000

Common Stocks–12.5% of Net Assets
26,200	Alpha Natural Resources, Inc. (c)	412,912
29,000	American Capital Strategies, Ltd.	1,144,630
8,800	Anadarko Petroleum Corporation	385,704
17,600	Aqua America, Inc.	386,144
21,600	AVX Corporation	382,104
45,900	Cascade Microtech, Inc. (c)	571,455
9,500	Caterpillar, Inc. (d)	625,100
13,600	CEMEX, S.A. de C.V. (d)	409,088
13,100	Chiquita Brands International, Inc.	175,278
34,900	Citizens Communications Company	489,996
4,900	Companhia de Saneamento Basico do Estado de São Paulo (c)	147,490
45,100	Compass Diversified Trust	690,030
21,700	Consolidated Communications Illinois Holdings, Inc.	406,007
12,700	Cytec Industries Inc. (d)	705,993
24,900	Direct General Corporation	335,154
9,600	Edison International	399,744
23,100	ENSCO International Incorporated	1,012,473
18,000	Enterprise Partners Products L.P.	481,500

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Shares	Description	Value (b)
Common Stocks (continued)
14,100	FairPoint Communications, Inc.	$245,340
31,100	Famous Dave’s of America, Inc. (c)	472,720
24,000	Fording Canadian Coal Trust	636,720
12,700	Helix Energy Solutions Group, Inc. (c)	424,180
56,500	Horizon Offshore, Inc. (c)	966,150
53,600	Infocrossing, Inc. (c)	718,776
106,200	InPhonic, Inc. (c)	841,104
91,386	Intermet Corporation (c)	731,088
2,400	International Coal Group, Inc. (c)	10,128
10,600	Iowa Telecommunications Services, Inc.	209,774
5,100	J.C. Penney Company, Inc.	348,789
15,250	Kinder Morgan Energy Partners, L.P.	669,170
24,500	KKR Financial Corp.	601,230
13,800	L-3 Communications Holdings, Inc.	1,080,954
35,300	Macquarie Infrastructure Company Trust	1,100,654
8,200	Magellan Midstream Partners, L.P.	302,580
14,300	Masco Corporation (d)	392,106
12,800	McDermott International, Inc.(c)	535,040
58,150	MCG Capital Corporation	949,590
28,400	Mittal Steel Company N.V.	986,616
20,700	Motorola, Inc. (d)	517,500
64,800	Nam Tai Electronics, Inc.	796,392
68,900	Ness Technologies, Inc. (c)	919,815
28,500	New York Community Bancorp, Inc.	466,830
35,100	Optimal Group Inc. (c) (d)	412,776
25,400	Pacific Sunwear of California, Inc. (c)	383,032
11,600	Peabody Energy Corporation	426,648
333	Providence Washington Insurance Companies (c)	33
31,800	Regal Entertainment Group	630,276
17,700	RTI International Metals, Inc. (c)	771,366
10,900	Sanderson Farms, Inc. (d)	352,724
13,500	Sasol Limited	444,015
18,890	Ship Finance International Limited	375,910
12,800	Stage Stores, Inc. (d)	375,552
162,264	Star Gas Partners, L.P. (c)	404,037
23,200	Superior Energy Services, Inc. (c)	609,232
89,766	Taiwan Semiconductor Manufacturing Company Ltd.	861,754
98,433	Technology Investment Capital Corporation	1,440,075
9,900	Tenaris S.A.	350,262
9,600	The Dow Chemical Company	374,208
1,500	The First Marblehead Corporation (d)	103,890
22,800	The Home Depot, Inc.	826,956
10,700	The Timken Company	318,646
69,200	Trustreet Properties Inc.	865,692

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)
Common Stocks (continued)
19,900	Tsakos Energy Navigation Limited	$887,540
25,100	Valero Energy Corporation (d)	1,291,897
10,300	Valero L.P.	515,000
8,200	Washington Mutual, Inc.	356,454
77,300	Windstream Corporation	1,019,587

	Total Common Stocks (cost $39,074,148)	38,481,610

Preferred Stocks–3.1% of Net Assets
30,000	Baker Street Funding (a)	2,910,000
10,000	Baker Street Funding 2006-1 (a)	940,000
1,000	Credit Genesis CLO 2005 (a)	990,000
1,000	Hewett’s Island II (a)	990,000
67,000	Indymac Indx CI-1 Corp (a)	1,820,859
2,325	Motient Corporation	1,958,813

	Total Preferred Stocks (cost $9,578,859)	9,609,672

Corporate Loans–0.1% of Net Assets
$325,000	ICO North America, 7.50%, 8/15/09	399,750

	Total Corporate Loans (cost $325,000)	399,750

Eurodollar Time Deposits–2.4% of Net Assets
	State Street Bank & Trust Company Eurodollar time deposits dated September 30, 2006, 4.050% maturing at $7,421,670 on October 2, 2006.	7,420,000

	Total Investments–136.1% of Net Assets (cost $434,548,015)	417,604,335

	Other Assets and Liabilities, net–(36.1)% of Net Assets	(110,826,700)

	Net Assets	$306,777,635

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Call Options Written September 30, 2006

Number of Contracts	Common Stocks/Expiration Date/Exercise Price	Value (b)
13	Caterpillar, Inc./October/65	$2,795
10	Cemex, SA de CV/October/30	1,100
19	Cytec Industries, Inc/October/55	3,990
12	Inphonic, Inc./October/7.50	780
13	Masco Corporation./October/25	3,705
7	Motorola, Inc/October/25	707
13	Optimal Group Inc./October/15	455
8	Sanderson Farms, Inc/October/35	240
6	Stage Stores Inc/October/30	690
7	The First Marblehead Corporation/October/65	3,220
24	Valero Energy Corporation/October/50	6,360

	Total Call Options Written (Premiums Received $19,483)	$24,042

(a)	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the fund’s investment adviser.

(b)	See Note 2 of accompanying Notes to the Financial Statements regarding investment valuations.

(c)	Non-income producing securities.

(d)	A portion or all of the security is pledged as collateral for call options written.

*	These securiities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

OBJECTIVE & STRATEGY

RMK Multi-Sector High Income Fund, Inc. seeks a high level of current income. The Fund seeks capital growth as a secondary investment objective when consistent with its primary investment objective. The Fund invests in a diversified portfolio consisting primarily of debt securities that offer attractive yield and capital appreciation potential. Under normal market conditions, the Fund invests a majority of its total assets in below investment grade debt securities, including up to 20% of the Fund’s total assets in distressed securities. The Fund maintains the flexibility to invest up to 50% of its total assets in investment grade debt securities. The Fund invests up to 30% of its total assets in equity securities of both domestic and foreign issuers and up to 15% of its total assets in a combination of foreign debt and foreign equity securities. The Fund invests in a wide range of debt securities including, corporate bonds, mortgage-backed and asset-backed securities, convertible debt securities, distressed securities, including securities of companies in bankruptcy reorganization proceedings or otherwise in the process of debt restructuring, U.S. government and municipal obligations and foreign government obligations. (Below investment grade debt securities are rated Ba1 or lower by Moody’s Investors Service, Inc., BB+ or lower by Standard & Poor’s Ratings Group, comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the Fund’s investment adviser to be of comparable quality.)

INVESTMENT RISKS:    Bond funds tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Longer-term funds generally are more vulnerable to interest rate risk than shorter-term funds. Below investment grade bonds involve greater credit risk, which is the risk that the issuer will not make interest or principal payments when due. An economic downturn or period of rising interest rates could adversely affect the ability of issuers, especially issuers of below investment grade debt, to service primary obligations and an unanticipated default could cause the Fund to experience a reduction in value of its shares. The value of U.S. and foreign equity securities in which the Fund invests will change based on changes in a company’s financial condition and in overall market and economic conditions. Leverage creates an opportunity for an increased return to common stockholders, but unless the income and capital appreciation, if any, on securities acquired with leverage proceeds exceed the costs of the leverage, the use of leverage will diminish the investment performance of the Fund’s shares. Use of leverage may also increase the likelihood that the net asset value of the Fund and market value of its common shares will be more volatile, and the yield and total return to common stockholders will tend to fluctuate more in response to changes in interest rates and creditworthiness.

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

During the first half of RMK Multi-Sector High Income Fund, Inc.’s fiscal year 2007, which ended September 30, 2006, the Fund had a total return of 15.39%, based on market price and reinvested dividends. For the six months ended September 30, 2006, the Fund had a total return of 6.16%, based on net asset value and reinvested dividends. For the six months ended September 30, 2006, the Lehman Brothers Ba U.S. High Yield Index1 had a total return of 4.12%. The Fund’s strong market performance is a reflection of investor’s desire for cash distributions as well as the stability of the Fund’s net asset value offered by a very diverse portfolio.

During the first six months of the 2007 fiscal year, corporate high yield debt and common stocks were the best performing asset categories. Credit spreads (the yield premium required for risky assets over riskless assets such as U.S. Treasuries) contracted, or shrank significantly in the corporate sector providing meaningful outperformance for corporate securities. In the asset-backed sector, however, concerns over the slow down in housing and real estate in general caused credit spreads to expand and acted to depress overall performance from our portfolio of mortgage related securities. Asset-backed bonds secured by aircraft leases, medical equipment leases and ship leases continued to perform very well.

During the same period, we made substantial allocation shifts away from home equity loans and into collateralized loan obligations focusing specifically on packages of senior secured corporate loans, both domestic and international. Further allocation shifts will focus on moving out of some floating rate assets and into more fixed rate assets as we expect the Federal Reserve to begin lowering short term rates at some point in 2007.

James C. Kelsoe, Jr., CFA

Senior Portfolio Manager

Morgan Asset Management, Inc.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objectives. These views are subject to change at any time based upon market or other conditions, and Morgan Asset Management, Inc. disclaims any responsibility to update such views. The Fund is subject to market risk,

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

which include the possibilities that the market values of the securities owned by the Fund will decline or that shares of the Fund will trade at lower prices in the market. Accordingly, you can lose money investing in the Fund.

INDEX DESCRIPTION

[1]	The Lehman Brothers Ba U.S. High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The index is unmanaged, and unlike the fund, is not affected by cashflows or trading and other expenses. It is not possible to invest directly in an index.

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

PORTFOLIO STATISTICS†

AS OF SEPTEMBER 30, 2006

Average Credit Quality	BB
Current Yield	9.57%
Yield to Maturity	12.15%
Duration	4.47 Years
Average Effective Maturity	5.96 Years
Percentage of Leveraged Assets	27%
Total Number of Holdings	256

†	The Fund’s composition is subject to change.

CREDIT QUALITY†

AS OF SEPTEMBER 30, 2006

% OF TOTAL INVESTMENTS		% OF TOTAL INVESTMENTS
AAA	0.7%	CCC	14.7%
BBB	18.3%	CC	2.0%
BB	27.8%	C	0.1%
B	12.9%	D	0.5%
		Not Rated	23.0%

		Total	100.0%

†	The Fund’s composition is subject to change.

ASSET ALLOCATION†

AS OF SEPTEMBER 30, 2006

% OF TOTAL INVESTMENTS
Corporate Bonds	26.7%
Collateralized Mortgage Obligations	15.5%
Collateralized Debt Obligations	14.1%
Equipment Leases	14.1%
Home Equity Loans	13.5%
Common Stock	8.2%
Preferred Stock	3.0%
Certificate-Backed Obligations	2.8%
Short-Term Investments	1.8%
Other	0.3%

Total	100.0%

†	The Fund’s composition is subject to change.

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

NAV & MARKET PRICE HISTORY*

The graph below illustrates the net asset value and market price history of RMK Multi-Sector High Income Fund, Inc. (NYSE: RHY) from the commencement of investment operations on January 19, 2006 to September 30, 2006.

*	Net asset value is calculated every day that the New York Stock Exchange is open as of the close of trading (normally 4:00 p.m. Eastern Time) by taking the closing market value of all portfolio securities, cash and other assets owned, subtracting all liabilities, then dividing the result (total net assets) by the total number of shares outstanding. The market price is the last reported price at which a share of the Fund was sold on the New York Stock Exchange.

PERFORMANCE INFORMATION

	AGGREGATE TOTAL RETURNS
AS OF SEPTEMBER 30, 2006	SIX MONTHS*	COMMENCEMENT OF INVESTMENT OPERATIONS*[1]
MARKET VALUE	15.39%	23.91%
NET ASSET VALUE	6.16%	8.58%
LEHMAN BROTHERS BA HIGH YIELD INDEX[2]	4.12%	4.36%
*	Not annualized for periods less than one year.

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

[1]	The Fund commenced investment operations on January 19, 2006.

[2]	The Lehman Brothers Ba U.S. High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The index is unmanaged, and unlike the fund, is not affected by cashflows or trading and other expenses. It is not possible to invest directly in an index.

Performance data quoted represents past performance which is no guarantee of future results. Please note that this performance data is for a very short period of time. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent performance, call toll-free 800-564-2188. Total returns assume an investment at the common share market price or net asset value at the beginning of the period, reinvestment of all dividends and distributions for the period in accordance with the Fund’s dividend reinvestment plan, and sale of all shares at the closing market price (excluding any commissions) or net asset value at the end of the period. Returns shown do not reflect the deduction of taxes that a stockholder would pay on Fund distributions or on the sale of Fund shares.

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount	Description	Value (b)
Asset Backed Securities–Investment Grade–12.9% of Net Assets
	Collateralized Debt Obligations–6.4%
$3,000,000	Alesco Preferred 11A D, 8.189% 12/23/36 (a)	$2,999,700
5,000,000	Barton Springs 2005-1-C2, 8.000% 12/20/10 (a)	4,400,000
5,000,000	Linker Finance PLC, 8.830% 5/19/45 (a)	4,875,000
1,998,373	MKP CBO 5A E, 8.736% 1/6/46 (a)	1,998,373
6,000,000	Taberna Preferred Funding 2006-6A COM1, 6.100% 12/5/36 (a)	5,948,400
5,000,000	Taberna Preferred Funding 2006-7A C1, Zero Coupon Bond 2/5/37 (a)	4,920,000
3,000,000	Trapeza CDO 2006-10A D2, 8.700% 6/6/41 (a)	3,000,000
2,000,000	Trapeza CDO 2006-10A SUB, Zero Coupon Bond 6/6/41	1,920,000

		30,061,473

	Equipment Leases–1.4%
4,854,572	Aviation Capital 2005-3A C1, 8.573% 12/25/35 (a)	4,951,664
5,000,000	United Capital Aviation 2005-1 B1A, Zero Coupon Bond 7/15/31 (a)	1,598,400

		6,550,064

	Home Equity Loans–5.1%
2,000,000	Aegis Asset Backed Securities 2004-2 B3, 9.073% 6/25/34	1,990,000
1,068,876	Equifirst Mortgage 2004-1 N4, 10.000% 6/25/34 (a)	1,069,710
2,300,000	First Franklin Mortgage 2004-FF11 N2, 6.414% 1/25/35 (a)	2,226,699
7,000,000	Indymac Residential 2005-C M11, 7.823% 10/25/35	5,600,000
6,102,000	New Century Home Equity 2006-2 M10, 7.330% 8/25/36	5,393,680
414,249	Option One Mortgage 2004-2A N, 8.836% 11/25/34 (a)	411,142
4,830,901	Sail Net Interest Margin Notes 2004-7A B, 6.750% 8/27/34 (a)	4,756,119
2,700,000	Soundview 2005-1N N2, 6.413% 4/25/35 (a)	2,588,625

		24,035,975

	Total Asset Backed Securities–Investment Grade (cost $60,505,172)	60,647,512

Asset Backed Securities–Below Investment Grade or Unrated–47.4% of Net Assets
	Certificate-Backed Obligations–3.7%
5,950,000	Preferred Term Securities XX, 10.000% 3/22/38 (a)	5,562,536
2,000,000	Preferred Term Securities XXI, 10.000% 3/22/38 (a)	1,974,960
1,000,000	Preferred Term Securities XXII, Zero Coupon Bond 9/22/36 (a)	988,570
6,000,000	Preferred Term Securities XXII, 9.700% 9/22/36 (a)	5,955,840
3,000,000	Preferred Term Securities XXIII, Zero Coupon Bond 12/22/36 (a)	2,964,000

		17,445,906

	Collateralized Debt Obligations–12.7%
4,000,000	Acacia 10A SUB, Zero Coupon Bond 9/7/46 (a)	1,824,400
7,000,000	Aladdin CDO 2006-3A Note, 10.390% 10/31/13 (a)	3,290,000
4,000,000	Arlington Street , 8.970% 6/10/12 (a)	3,460,000
4,000,000	Attentus 2006-2A, Zero Coupon Bond 10/9/41	3,888,000

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount	Description	Value (b)
Asset Backed Securities–Below Investment Grade or Unrated (continued)
	Collateralized Debt Obligations (continued)
$4,000,000	Dryden CDO 2005-9A DFN, Zero Coupon Bond 9/20/16	$3,400,000
1,850,000	Flagship CLO 2005-4I SUB, Zero Coupon Bond 6/1/17	1,750,562
6,000,000	GSC Partners 2006-7A COM1, 5.075%, 5/25/20 (a)	5,980,800
10,000,000	Kenmore Street 2006-1A Note, 10.393% 4/30/14 (a)	4,600,000
2,000,000	Knollwood CDO 2006-2A E, 11.488% 7/13/46 (a)	2,000,000
3,000,000	Knollwood CDO 2006-2A SN, Zero Coupon Bond 7/13/46	2,760,000
6,000,000	Kodiak CDO 2006-1A COMB, 3.712% 8/7/37 (a)	5,400,000
4,100,000	Millstone CDO III-A, 4.300% 7/5/46	3,977,000
5,000,000	OFSI Fund 2006-1A COM1, 2.000% 3/20/40 (a)	5,000,000
3,000,000	Rosedale CLO Ltd., 5.146% 7/26/21	2,880,000
5,000,000	Tropic CDO 2006-1A C1, Zero Coupon Bond 7/15/36	4,735,000
5,000,000	Veritas 2006-2, 15.000% 7/11/20	4,800,000

		59,745,762

	Commercial Loans–0.3%
2,951,002	Lehman Brothers-UBS Commercial Mortgage 2001-C7 S, 5.868% 11/15/33	1,652,974

	Equipment Leases–17.6%
6,997,865	Aerco Limited 1X C1, 6.680% 7/15/23	2,746,662
4,620,103	Aerco Limited 2A B2, 6.380% 7/15/25 (a)	2,263,850
6,424,541	Aerco Limited 2A C2, 7.380% 7/15/25 (a)	2,055,853
22,000,000	Aircraft Finance Trust 1999-1A A1, 5.810% 5/15/24	15,565,000
10,000,000	Airplanes Pass Through Trust 2001-1A A9, 5.880% 3/15/19	6,512,500
3,585,626	Aviation Capital 2000-1A C1, 7.280% 11/15/25 (a)	1,254,969
2,234,317	Aviation Capital 2000-1I D1, 8.500% 11/15/25 (a)	1,139,502
2,029,429	DVI Receivables 1999-2 A4, 7.220% 11/13/07	1,095,892
2,635,382	DVI Receivables 2001-2 A4, 4.613% 11/11/09	2,055,598
1,912,817	DVI Receivables 2003-1 A3A, 5.830% 3/14/11	1,625,895
4,000,000	Jazz CDO III-A EB, Zero Coupon Bond 9/20/14 (a)	3,948,880
20,000,000	Lease Investment Flight Trust 1 A1, 5.720% 7/15/31	14,250,000
7,000,000	Pegasus Aviation Lease 1999-1A A2, 6.300% 3/25/29 (a)	3,045,000
11,000,000	Pegasus Aviation Lease 1999-1A B1, 6.300% 3/25/29 (a)	2,408,230
3,687,467	Pegasus Aviation Lease 2000-1 A1, 5.945% 3/25/15 (a)	2,359,979
24,000,000	Pegasus Aviation Lease 2001-1A A1, 5.810% 5/10/31 (a)	14,700,000
15,000,000	United Capital Aviation Trust 2005-1 B1B, Zero Coupon Bond 7/15/31 (a)	2,363,700
63,000,000	United Capital Aviation Trust 2005-1 B2, Zero Coupon Bond 7/15/31 (a)	3,338,370

		82,729,880

	Home Equity Loans–13.1%
2,000,000	Ace Securities 2005-HE2 B1, 8.573% 4/25/35 (a)	1,640,000

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount	Description	Value (b)
Asset Backed Securities–Below Investment Grade or Unrated (continued)
	Home Equity Loans (continued)
$3,000,000	Ace Securities 2005-HE6 B1, 8.322% 10/25/35 (a)	$2,340,000
2,649,000	Ace Securities 2005-SL1 B1, 6.000% 6/25/35 (a)	2,278,140
2,000,000	Asset Backed Securities 2006-HE4 M9, 7.823% 5/25/36 (a)	1,788,440
5,851,000	Asset Backed Securities 2006-HE5 M12, 8.323% 6/25/35 (a)	4,944,095
2,000,000	Bear Stearns 2005-20N, 8.830% 10/25/45 (a)	1,920,000
2,600,000	Equifirst Mortgage 2004-3 N3, 7.869% 12/25/34 (a)	2,541,916
1,600,000	Finance America NIM Trust 2004-3 N3, 8.000% 11/25/34 (a)	1,568,496
700,000	Fremont Home Equity 2004-4 N4, 8.000% 3/25/35 (a)	684,467
3,000,000	Fremont Home Equity 2005-2 B3, 8.073% 6/25/35 (a)	2,359,680
8,500,000	Indymac Residential 2005-B M11, 8.223% 8/25/35 (a)	7,012,500
2,000,000	Mastr Asset Backed Securities 2005-FRE1 M10, 7.823%, 10/25/35 (a)	1,620,000
2,400,000	Meritage Asset Holdings NIM 2004-2 N6, 9.000% 1/25/35 (a)	2,352,000
4,000,000	Merrill Lynch Mortgage 2005-SL1 B5, 8.823% 6/25/35 (a)	3,520,000
2,000,000	Nomura Home Equity 2006-HE1 B1, 7.773% 9/25/35	1,775,000
800,000	Soundview 2004-W N3, 9.000% 1/25/35 (a)	791,624
1,500,000	Soundview 2005-1N N3, 8.500% 4/25/35 (a)	1,475,865
5,375,000	Soundview 2005-A B2, 8.323% 4/25/35 (a)	3,816,250
850,000	Soundview 2005-W N4, 9.000% 1/25/35 (a)	841,100
12,798,000	Terwin Mortgage 2006-R2 A, 2.358% 12/26/36 (a)	10,837,858
7,000,000	Terwin Mortgage Trust 2006-R3 A, 6.290% 6/26/37 (a)	5,721,800

		61,829,231

	Total Asset Backed Securities–Below Investment Grade or Unrated (cost $225,438,110)	223,403,753

Corporate Bonds–Investment Grade–1.4% of Net Assets
	Special Purpose Entity–1.4%
4,000,000	Duane Park I, 7.500% 6/27/16 (a)	4,000,000
3,000,000	Lincoln Park 01-1, 8.905% 7/30/31 (a)	2,670,000

	Total Corporate Bonds–Investment Grade (cost $6,670,690)	6,670,000

Corporate Bonds–Below Investment Grade or Unrated–34.6% of Net Assets
	Apparel–1.0%
4,675,000	Rafaella Apparel, 11.250% 6/15/11 (a)	4,593,187

	Appliances–0.6%
2,800,000	Windmere-Durable, 10.000% 7/31/08	2,800,000

	Automotives–1.1%
3,025,000	General Motors, 8.375% 7/15/33	2,616,625
275,000	Ford Motor, 9.980% 2/15/47	239,250
2,775,000	Ford Motor Company, 7.450% 7/16/31	2,143,687

		4,999,562

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount	Description	Value (b)
Corporate Bonds–Below Investment Grade or Unrated (continued)
	Automotive Parts & Equipment–1.9%
$2,325,000	Dana Corporation, Zero Coupon Bond 1/15/15 in default	$1,522,875
1,000,000	Dana Corporation, Zero Coupon Bond 3/15/10 in default	695,000
1,000,000	Delco Remy Intl. Inc., 11.000% 5/1/09	480,000
1,375,000	Delphi Corporation, Zero Coupon Bond 5/1/29 in default	1,161,875
1,725,000	Dura Operating, 9.000% 5/1/09	73,313
1,600,000	Federal Mogul Corp., Zero Coupon Bond 1/15/09 in default	920,000
475,000	Metaldyne Corp., 10.000% 11/1/13	479,750
3,822,000	Metaldyne Corp., 11.000% 6/15/12	3,439,800

		8,772,613

	Basic Materials–2.4%
5,000,000	Edgen Acquisition, 9.875% 2/1/11	4,950,000
1,050,000	Corp Durango SA de CV, 8.500% 12/31/12	976,500
2,525,000	FMG Finance, 10.625% 9/1/16 (a)	2,424,000
3,300,000	Millar Western, 7.750% 11/15/13	2,739,000

		11,089,500

	Building & Construction–0.2%
1,800,000	Owens Corning, Zero Coupon Bond 8/1/18 in default	922,500

	Communications–0.2%
1,050,000	CCH I LLC, 11.000% 10/1/15	955,500
325,000	Penton Media, 10.375% 6/15/11	320,125

		1,275,625

	Consulting Services–1.0%
2,100,000	MSX International, 11.000% 10/15/07	2,016,000
4,000,000	MSX International, 11.375% 1/15/08	2,868,480

		4,884,480

	Electronics–0.4%
1,912,000	Motors and Gears, 10.750% 11/15/06	1,904,318

	Energy–1.7%
2,725,000	Neptune Marine, 10.920% 9/7/09 (a)	2,745,437
5,450,000	Paramount Resources, 8.500% 1/31/13*	5,463,625

		8,209,062

	Finance–1.1%
3,375,000	Advanta Capital Trust I, 8.990% 12/17/26	3,417,188
1,000,000	Altra Industrial Motion, 9.000% 12/1/11	1,020,000
2,000,000	North Street, 8.085% 7/30/10 (a)	900,000

		5,337,188

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount	Description	Value (b)
Corporate Bonds–Below Investment Grade or Unrated (continued)
	Food–0.7%
$3,500,000	Merisant, 9.500% 7/15/13	$2,240,000
1,225,000	Wornick, 10.875% 7/15/11	1,218,875

		3,458,875

	Human Resources–0.6%
2,725,000	Comforce Operating, 12.000% 12/1/07	2,718,460

	Industrial–7.6%
3,425,000	Advanced Lighting Technologies, 11.000% 3/31/09	3,407,875
1,750,000	Constar International, 11.000% 12/1/12	1,522,500
6,825,000	Continental Global Group, 9.000% 10/1/08	6,825,000
2,350,000	Cooper Standard Auto, 8.375% 12/15/14	1,727,250
1,475,000	Dura Operating, 8.625% 4/15/12	584,469
2,075,000	Eurofresh Inc., 11.500% 1/15/13 (a)	2,023,125
4,075,000	GSI Group, 12.000% 5/15/13	4,360,250
1,900,000	Home Products International, 9.625% 5/15/08	1,235,000
2,995,000	IMAX, 9.625% 12/1/10	2,852,737
423,000	Lazydays RV Center, 11.750% 5/15/12	406,080
1,775,000	Spectrum Brands, 8.500% 10/1/13	1,535,375
1,850,000	Tech Olympic USA, 10.375% 7/1/12	1,600,250
1,800,000	Terphane Holding Corp., 12.500% 6/15/09 (a)	1,800,000
625,000	William Lyon Homes, 7.625% 12/15/12	504,687
6,000,000	Wolverine Tube, 10.500% 4/1/09	5,280,000

		35,664,598

	Manufacturing–2.7%
4,978,000	BGF Industries, 10.250% 1/15/09	4,685,542
2,325,000	Elgin National, 11.000%, 11/1/07	2,325,814
3,650,000	JB Poindexter, 8.750% 3/15/14	3,011,250
3,625,000	Maax Corp., 9.750% 6/15/12	2,863,750

		12,886,356

	Medical Products–1.2%
3,500,000	Healthsouth Corp., 11.418% 6/15/14 (a)	3,570,000
5,525,000	Insight Health Services, 9.875% 11/1/11	1,892,312

		5,462,312

	Retail–1.2%
1,025,000	Jo-Ann Stores, 7.500% 3/1/12	891,750
1,017,000	Star Gas Partner, 10.250% 2/15/13	1,032,255
4,625,000	Uno Restaurant, 10.000% 2/15/11 (a)	3,861,875

		5,785,880

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount	Description	Value (b)
Corporate Bonds–Below Investment Grade or Unrated (continued)
	Special Purpose Entity–3.3%
$2,000,000	801 Grand CDO Float, 11.390% 9/20/16 (a)	$1,965,000
3,500,000	Eirles 2 Limited 263, 5.370% 8/3/21	3,500,000
3,500,000	Eriles 2 Limited 262, 5.370% 8/3/21	3,500,000
1,370,000	Interactive Health, 7.250% 4/1/11 (a)	1,102,850
2,200,000	Milacron Escrow Corp., 11.500% 5/15/11	2,090,000
5,000,000	MMCAPS Funding, Zero Coupon Bond 12/15/31 (a)	2,700,000
900,000	PCA Finance Corp., 14.000% 6/1/09 (a)	909,000

		15,766,850

	Technology–1.2%
3,575,000	Danka Business Systems, 11.000% 6/15/10	3,289,000
1,520,000	Spheris, 11.000% 12/15/12	1,425,000
950,000	Unisys Corp, 8.000% 10/15/12	888,250

		5,602,250

	Telecommunications–1.7%
3,750,000	Broadview Networks Holdings, 11.375% 9/1/12 (a)	3,815,625
725,000	Iridium LLC, Zero Coupon Bond 7/15/05 in default	195,750
3,000,000	Primus Telecomm Group, 8.000% 1/15/14	1,875,000
4,024,500	Securus Technologies, 11.000% 9/1/11	2,201,625

		8,088,000

	Transportation–0.9%
2,890,000	Sea Containers Ltd., 10.750% 10/15/06*	3,999,632

	Tobacco–0.6%
3,070,000	North Atlantic Trading, 9.250% 3/1/12	2,655,550

	Travel–1.3%
6,275,000	Worldspan Financial, 11.655% 2/15/11	6,173,031

	Total Corporate Bonds–Below Investment Grade or Unrated (cost $164,894,367)	163,049,829

Mortgage Backed Securities–Investment Grade–2.7% of Net Assets
	Collateralized Mortgage Obligations–2.7%
1,295,704	First Franklin Mortgage 2004-FF2 N4, 10.000% 4/25/34 (a)	1,297,933
2,266,773	Harborview Mortgage Loan 2005-12 B4, 7.080% 10/19/35	2,218,604
1,000,000	Indymac Index NIM 2006-AR6 N2, 8.833% 6/25/46 (a)	1,000,000
4,000,000	Park Place Securities 2005-WCM3 M10, 7.823% 8/25/35	3,480,000
3,000,000	Park Place Securities 2005-WHQ3 M11, 7.823% 6/25/35	2,602,500
2,500,000	Structured Asset 2005-HE1 B1, 7.830% 7/25/35	2,319,150

	Total Mortgage Backed Securities–Investment Grade (cost $12,889,333)	12,918,187

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)
Mortgage Backed Securities–Below Investment Grade or Unrated–18.1% of Net Assets
	Collateralized Mortgage Obligations–18.1%
$4,991,262	Countrywide Alt. Loan 2005-51 B3, 6.580% 11/20/35	$3,918,141
5,986,508	Countrywide Alt. Loan 2005-56 B3, 6.573% 11/25/35 (a)	4,684,443
1,986,894	Countrywide Alt. Loan 2006-0A1 B2, 7.330% 3/20/46	1,112,661
3,000,000	First Franklin Mortgage 2004-FFH4 B1, 6.761% 1/25/35 (a)	2,633,280
3,317,000	First Franklin Mortgage 2004-FFH4 B2, 8.761% 1/25/35 (a)	2,653,600
3,100,000	First Franklin Mortgage 2004-FFH4 N2, 8.000% 1/21/35 (a)	3,032,203
4,000,000	First Franklin Mortgage 2005-FFH3 B4, 7.323% 9/25/35 (a)	2,945,000
4,826,000	First Franklin Mortgage 2005-FFH4 B2, 7.323% 12/25/35 (a)	3,691,890
6,450,000	Greenwich 2005-3 N2, 2.000% 6/27/35 (a)	4,039,635
14,000,000	Greenwich 2005-4 N-2, Zero Coupon Bond 7/27/45 (a)	8,050,000
4,000,000	Greenwich 2005-6A N3, Zero Coupon Bond 11/27/45 (a)	3,400,000
3,956,338	Harborview Mortgage 2006-4 B11, 7.080% 5/19/47 (a)	2,433,148
4,175,649	Harborview Mortgage 2006-CB1 2B5, 7.073% 3/25/36	2,312,266
1,997,279	Harborview Mortgage 2006-CB1 2B6, 7.073% 3/25/36	342,034
1,000,000	Indymac Index NIM 2006-AR6 N3, 8.833% 6/25/46 (a)	942,970
6,000,000	Long Beach Asset Holdings 2005-WL1 N4, 7.500% 6/25/45 (a)	5,100,000
1,883,576	Long Beach Mortgage 2001-4 M2, 6.973% 3/25/32	1,521,051
3,000,000	Long Beach Mortgage 2005-1 N4, 10.000% 2/25/35 (a)	3,008,430
2,000,000	Long Beach Mortgage 2005-2 B2, 8.073% 4/25/35 (a)	1,713,120
5,000,000	Long Beach Mortgage 2006-2 B, 7.823% 3/25/36 (a)	4,050,000
7,022,000	Merrill Lynch Mortgage 2006-SL1 B5, 7.500% 9/25/36 (a)	5,471,402
4,000,000	Park Place Securities 2005-WCW2, 7.823% 7/25/35 (a)	3,130,000
6,000,000	Structured Asset 2004-S2 B, 6.000% 6/25/34 (a)	5,606,940
6,000,000	Structured Asset 2004-S4 B3, 5.000% 12/25/34 (a)	4,566,660
2,000,000	Structured Asset 2005-AR1 B2, 7.323% 9/25/35 (a)	1,510,000
4,000,000	Structured Asset 2005-S6 B3, 7.823% 11/25/35 (a)	3,315,000

	Total Mortgage Backed Securities–Below Investment Grade or Unrated (cost $84,341,129)	85,183,874

Common Stocks–11.1% of Net Assets
37,100	Alpha Natural Resources, Inc. (c)	584,696
41,000	American Capital Strategies, Ltd.	1,618,270
12,900	Anadarko Petroleum Corporation	565,407
25,100	Aqua America, Inc.	550,694
31,800	AVX Corporation	562,542
67,700	Cascade Microtech, Inc. (c)	842,865
13,900	Caterpillar Inc. (d)	914,620
15,600	CEMEX, S.A. de C.V.	469,248
19,300	Chiquita Brands International, Inc.	258,234
51,500	Citizens Communications Company	723,060
7,300	Companhia de Saneamento Básico do Estado de São Paulo (c)	219,730

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Shares	Description	Value (b)
Common Stocks (continued)
66,500	Compass Diversified Trust	$1,017,450
31,893	Consolidated Communications Illinois Holdings, Inc.	596,718
16,300	Cytec Industries Inc. (d)	906,117
36,600	Direct General Corporation	492,636
12,300	Edison International	512,172
33,900	ENSCO International Incorporated	1,485,837
22,900	Enterprise Partners Products L.P.	612,575
20,700	FairPoint Communications, Inc.	360,180
45,045	Famous Dave’s of America, Inc. (c)	684,684
35,300	Fording Canadian Coal Trust	936,509
18,700	Helix Energy Solutions Group, Inc. (c)	624,580
83,300	Horizon Offshore, Inc. (c)	1,424,430
69,900	Infocrossing, Inc. (c)	937,359
156,527	InPhonic, Inc. (c)(d)	1,239,694
3,500	International Coal Group, Inc. (c)	14,770
8,500	Iowa Telecommunications Services, Inc.	168,215
6,600	J. C. Penney Company, Inc.	451,374
21,600	Kinder Morgan Energy Partners, L.P.	947,808
26,900	KKR Financial Corp.	660,126
17,900	L-3 Communications Holdings, Inc.	1,402,107
52,000	Macquarie Infrastructure Company Trust	1,621,360
12,100	Magellan Midstream Partners, L.P.	446,490
21,000	Masco Corporation (d)	575,820
18,900	McDermott International, Inc. (c)	790,020
73,000	MCG Capital Corporation	1,192,090
41,400	Mittal Steel Company N.V.	1,438,236
30,400	Motorola, Inc. (d)	760,000
94,000	Nam Tai Electronics, Inc.	1,155,260
95,200	Ness Technologies, Inc. (c)	1,270,920
42,000	New York Community Bankcorp, Inc.	687,960
51,700	Optimal Group Inc. (c)	607,992
37,400	Pacific Sunwear of California, Inc. (c)	563,992
17,100	Peabody Energy Corporation	628,938
26,500	Regal Entertainment Group	525,230
26,000	RTI International Metals, Inc. (c)	1,133,080
16,100	Sanderson Farms Inc. (d)	520,996
19,900	Sasol Limited	654,511
26,400	Ship Finance International Limited	525,360
18,900	Stage Stores, Inc. (d)	554,526
34,100	Superior Energy Services, Inc. (c)	895,466
131,241	Taiwan Semiconductor Manufacturing Company Ltd.	1,259,914
140,100	Technology Investment Capital Corporation	2,049,663
14,400	Tenaris S.A.	509,472
12,200	The Dow Chemical Company	475,556

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Shares	Description	Value (b)
Common Stocks (continued)
2,100	The First Marblehead Corporation (d)	$145,446
33,500	The Home Depot, Inc.	1,215,045
15,000	The Timken Company	446,700
101,900	Trustreet Properties Inc.	1,274,769
25,700	Tsakos Energy Navigation Limited	1,146,220
37,100	Valero Energy Corporation (d)	1,909,537
11,300	Valero L.P.	565,000
10,700	Washington Mutual, Inc.	465,129
113,900	Windstream Corporation	1,502,341

	Total Common Stocks (cost $52,139,418)	52,297,746

Preferred Stocks–4.1% of Net Assets
2,000	Marquette Park CLO (a)	1,960,000
2,150	Baker Street Funding 2006-1	2,021,000
3,000	Credit Genesis CLO 2005 (a)	2,970,000
3,150	Motient Corporation	2,653,875
4,000	Baker Street Funding (a)	3,880,000
4,000	Mountain View Funding (a)	3,880,000
67,000	Indymac Index CI-1 (a)	1,820,859

	Total Preferred Stocks (cost $19,140,028)	19,185,734

Eurodollar Time Deposits–2.5% of Net Assets
	State Street Bank & Trust Company Eurodollar time deposits dated September 29, 2006 4.050% maturing at $11,522,592 on October 2, 2006.	11,520,000

	Total Investments–134.8% of Net Assets (cost $636,560,982)	634,876,635

	Other Assets and Liabilities, net–(34.8)% of Net Assets	(164,033,291)

	Net Assets	$470,843,344

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Call Options Written September 30, 2006

Number of Contracts	Common Stooks/Expiration Date/Exercise Price	Market Value (b)
18	Caterpillar Inc./October/65	$3,870
3	Cytec Industries Inc./October/55	630
18	InPhonic, Inc./October/7.50	1,170
18	Masco Corporation/October/25	5,130
9	Motorola, Inc./October/25	909
12	Sanderson Farms, Inc./October/35	360
9	Stage Stores, Inc./October/30	1,035
9	The First Marblehead Corporation/October/65	4,140
37	Valero Energy Corporation/October/50	9,805

	Total Call Options Written (Premiums Received $21,523)	$27,049

(a)	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the fund’s investment adviser.

(b)	See Note 2 of accompanying Notes to the Financial Statements regarding investment valuations.

(c)	Non-income producing securities.

(d)	A portion or all of the security is pledged as collateral for call options written.

*	This security is classified as a Yankee Bond, which is a U.S. dollar denominated bonds issued in the United States by a foreign entity.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

RMK STRATEGIC INCOME FUND, INC.

OBJECTIVE & STRATEGY

RMK Strategic Income Fund, Inc. seeks a high level of current income. The Fund seeks capital growth as a secondary investment objective when consistent with its primary investment objective. The Fund invests in a diversified portfolio of securities that offers attractive yield and capital appreciation potential and consists primarily of debt securities and secondarily of equity securities. The Adviser will continually analyze the markets for income-producing securities and will periodically reallocate the Fund’s investments among various fixed-income and equity asset classes and between investment grade and below investment grade debt securities (commonly referred to as “junk bonds”) to pursue its investment objectives. As a result, a majority of the Fund’s total assets may be invested in investment grade debt securities at some times and in below investment grade debt securities at other times. The Fund invests in a wide range of debt securities, including corporate bonds, mortgage-backed and asset-backed securities, and municipal and foreign government obligations, as well as securities of companies in bankruptcy reorganization proceedings or otherwise in the process of debt restructuring. The Fund also invests in other securities providing the potential for high income or a combination of high income and capital growth. (Below investment grade debt securities are rated Ba1 or lower by Moody’s Investors Service, Inc., BB+ or lower by Standard & Poor’s Ratings Group, comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the Fund’s investment adviser to be of comparable quality.)

INVESTMENT RISKS:    Bond funds tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Longer-term funds generally are more vulnerable to interest rate risk than shorter-term funds. Below investment grade bonds involve greater credit risk, which is the risk that the issuer will not make interest or principal payments when due. An economic downturn or period of rising interest rates could adversely affect the ability of issuers, especially issuers of below investment grade debt, to service primary obligations and an unanticipated default could cause the Fund to experience a reduction in value of its shares. The value of U.S. and foreign equity securities in which the Fund invests will change based on changes in a company’s financial condition and in overall market and economic conditions. Leverage creates an opportunity for an increased return to common stockholders, but unless the income and capital appreciation, if any, on securities acquired with leverage proceeds exceed the costs of the leverage, the use of leverage will diminish the investment performance of the Fund’s shares. Use of leverage may also increase the likelihood that the net asset value of the Fund and market value of its common shares will be more volatile, and the yield and total return to common stockholders will tend to fluctuate more in response to changes in interest rates and creditworthiness.

RMK STRATEGIC INCOME FUND, INC.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

During the first half of RMK Strategic Income Fund, Inc.’s fiscal year 2007, which ended September 30, 2006, the Fund had a total return of 11.40%, based on market price and reinvested dividends. For the six months ended September 30, 2006, the Fund had a total return of 2.74%, based on net asset value and reinvested dividends. For the six months ended September 30, 2006, the Lehman Brothers Ba U.S. High Yield Index1 had a total return of 4.12%. The Fund’s strong market performance is a reflection of investor’s desire for cash distributions as well as the stability of the Fund’s net asset value offered by a very diverse portfolio.

During the first six months of the 2007 fiscal year, corporate high yield debt and common stocks were the best performing asset categories. Credit spreads (the yield premium required for risky assets over riskless assets such as U.S. Treasuries) contracted, or shrank significantly in the corporate sector providing meaningful outperformance for corporate securities. In the asset-backed sector, however, concerns over the slow down in housing and real estate in general caused credit spreads to expand and acted to depress overall performance from our portfolio of mortgage related securities. Asset-backed bonds secured by aircraft leases, medical equipment leases and ship leases continued to perform very well.

During the same period, we made substantial allocation shifts away from home equity loans and into collateralized loan obligations focusing specifically on packages of senior secured corporate loans, both domestic and international. Further allocation shifts will focus on moving out of some floating rate assets and into more fixed rate assets as we expect the Federal Reserve to begin lowering short term rates at some point in 2007.

James C. Kelsoe, Jr., CFA

Senior Portfolio Manager

Morgan Asset Management, Inc.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objectives. These views are subject to change at any time based upon market or other conditions, and Morgan Asset Management, Inc. disclaims any responsibility to update such views. The Fund is subject to market risk, which include the possibilities that the market values of the securities owned by the Fund will decline or that shares of the Fund will trade at lower prices in the market. Accordingly, you can lose money investing in the Fund.

RMK STRATEGIC INCOME FUND, INC.

INDEX DESCRIPTION

[1]	The Lehman Brothers Ba U.S. High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The index is unmanaged, and unlike the fund, is not affected by cashflows or trading and other expenses. It is not possible to invest directly in an index.

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO STATISTICS†

AS OF SEPTEMBER 30, 2006

Average Credit Quality	BB-
Current Yield	10.23%
Yield to Maturity	11.59%
Duration	4.29 Years
Average Effective Maturity	5.71 Years
Percentage of Leveraged Assets	28%
Total Number of Holdings	285

†	The Fund’s composition is subject to change.

CREDIT QUALITY†

AS OF SEPTEMBER 30, 2006

% OF TOTAL INVESTMENTS		% OF TOTAL INVESTMENTS
AAA	2.1%	CCC	18.8%
AA	0.5%	CC	2.7%
BBB	19.4%	C	0.2%
BB	21.8%	D	1.9%
B	13.9%	Not Rated	18.7%

		Total	100.0%

†	The Fund’s composition is subject to change.

ASSET ALLOCATION†

AS OF SEPTEMBER 30, 2006

% OF TOTAL INVESTMENTS
Corporate Bonds	29.5%
Collateralized Debt Obligations	17.2%
Collateralized Mortgage Obligations	16.2%
Equipment Leases	11.1%
Common Stock	10.8%
Home Equity Loans	8.0%
Certificate-Backed Obligations	2.1%
Preferred Stock	2.0%
Short-Term Investments	1.7%
Other	1.4%

Total	100.0%

†	The Fund’s composition is subject to change.

RMK STRATEGIC INCOME FUND, INC.

NAV & MARKET PRICE HISTORY*

The graph below illustrates the net asset value and market price history of RMK Strategic Income Fund, Inc. (NYSE: RSF) from the commencement of investment operations on March 18, 2004 to September 30, 2006.

*	Net asset value is calculated every day that the New York Stock Exchange is open as of the close of trading (normally 4:00 p.m. Eastern Time) by taking the closing market value of all portfolio securities, cash and other assets owned, subtracting all liabilities, then dividing the result (total net assets) by the total number of shares outstanding. The market price is the last reported price at which a share of the Fund was sold on the New York Stock Exchange.

PERFORMANCE INFORMATION

	AVERAGE ANNUAL TOTAL RETURNS
AS OF SEPTEMBER 30, 2006	SIX MONTHS*	1 YEAR	COMMENCEMENT OF INVESTMENT OPERATIONS[1]
MARKET VALUE	11.40%	19.33%	20.27%
NET ASSET VALUE	2.74%	7.12%	9.21%
LEHMAN BROTHERS BA HIGH YIELD INDEX[2]	4.12%	6.67%	6.03%
*	Not annualized for periods less than one year.

RMK STRATEGIC INCOME FUND, INC.

[1]	The Fund commenced investment operations on March 18, 2004.

[2]	The Lehman Brothers Ba U.S. High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The index is unmanaged, and unlike the fund, is not affected by cashflows or trading and other expenses. It is not possible to invest directly in an index.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent performance, call toll-free 800-564-2188. Total returns assume an investment at the common share market price or net asset value at the beginning of the period, reinvestment of all dividends and distributions for the period in accordance with the Fund’s dividend reinvestment plan, and sale of all shares at the closing market price (excluding any commissions) or net asset value at the end of the period. Returns shown do not reflect the deduction of taxes that a stockholder would pay on Fund distributions or on the sale of Fund shares.

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount	Description	Value (b)
Asset Backed Securities–Investment Grade–13.8% of Net Assets
	Collateralized Debt Obligations–9.9%
$3,827,723	E-Trade 2004-1A COM1, 2.000% 1/10/40	$3,866,001
4,000,000	GRAND 2005-1A C0MB, 1.913% 4/5/46	3,780,000
2,500,000	Lincoln Avenue ABS CDO Ltd, 8.643% 7/5/2046 (a)	2,487,500
2,000,000	Linker Finance PLC 16A E, 8.830% 5/19/45 (a)	1,950,000
1,998,374	MKP CBO 5A E, 8.736% 1/6/46 (a)	1,998,373
1,996,975	Orchid Structured Finance 2006-3A E, 9.236% 1/6/46 (a)	1,996,975
3,000,000	Palmer Square 2A CN, 12.000% 11/2/45 (a)	2,970,000
2,400,000	Restructured Asset Backed 2003-3A A3, 6.143% 1/29/22 (a)	2,125,416
3,000,000	Rutland Rated Investments MB06-4A E, Zero Coupon Bond 5/28/46	2,958,600
4,000,000	Taberna Preferred Funding 2006-6A COM, Zero Coupon Bond 12/5/36 (a)	3,965,600
3,000,000	Taberna Preferred Funding, Ltd 2006-7A C1, Zero Coupon Bond 2/5/37 (a)	2,952,000
1,500,000	Trapeza CDO LLC 2006-10A, Zero Coupon Bond 6/6/41	1,440,000
3,000,000	Trapeza CDO, LLC, 8.700% 6/6/41 (a)	3,000,000

		35,490,465

	Equipment Leases–1.1%
2,912,744	Aviation Capital 2005-3A C1, 8.573% 12/25/35 (a)	2,970,998
3,000,000	United Capital Aviation Trust 2005-1 B1A, Zero Coupon Bond 7/15/31 (a)	959,040

		3,930,038

	Home Equity Loans–2.6%
1,000,000	Aegis Asset Backed Securites Trust 2004-2 B3, 9.073% 6/25/34	995,000
2,325,700	Asset Backed Securities 2002-HE3 M4, 8.330% 10/15/32	2,248,672
1,000,000	Asset Backed Securities 2005-HE1 M10, 6.788% 3/25/35	929,060
2,269,575	Equifirst Mortgage Loan Trust 2003-1 M3, 9.074% 12/25/32	2,269,569
2,000,000	Meritage Mortgage, 8.323% 1/25/36 (a)	1,620,000
1,500,000	Park Place Securities 2004-WCW2 M9, 8.830% 10/25/34	1,455,000

		9,517,301

	Manufactured Housing–0.2%
856,965	Mid-State Trust 2005-1 B, 7.758% 1/15/40	873,513

	Total Asset Backed Securities–Investment Grade (cost $49,463,736)	49,811,317

Asset Backed Securities–Below Investment Grade or Unrated–40.8% of Net Assets
	Certificate-Backed Obligations–2.9%
2,813,167	Antares Funding LP, 13.413% 12/14/11	3,010,088
1,000,000	Preferred Term Securities II, 12.000% 5/22/33 (a)	674,940
1,000,000	Preferred Term Securities XXI, 10.000% 3/22/38 (a)	987,480
4,000,000	Preferred Term Securities XXII, Zero Coupon Bond 9/22/36 (a)	3,970,560

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount	Description	Value (b)
Asset Backed Securities–Below Investment Grade or Unrated (continued)
	Certificate-Backed Obligations (continued)
$2,000,000	Preferred Term Securities XXIII, Zero Coupon Bond 12/22/36 (a)	$1,976,000

		10,619,068

	Collateralized Debt Obligations–13.9%
1,000,000	801 Grand CDO 06-1 LLC, 11.390% 9/20/16 (a)	982,500
3,000,000	Acacia CDO, Ltd. 10A, Zero Coupon Bond 9/7/46 (a)	1,368,300
4,000,000	Aladdin CDO 2006-3A, 10.390% 10/31/13 (a)	1,880,000
3,000,000	Arlington Street CDO 1A B, 8.970% 6/10/12 (a)	2,595,000
3,000,000	Attentus CDO Ltd. 2006-2A COM, Zero Coupon Bond 10/9/41	2,916,000
1,664,084	Cigna CDO Limited 2000-1A B1, 6.520% 8/28/12 (a)	1,249,111
3,500,000	Diversified Asset Securitization 2 1A B1, 9.712% 9/15/35 (a)	1,855,000
3,000,000	Dryden Leveraged Loan CDO 2005-9A DFN, Zero Coupon Bond 9/20/19	2,550,000
2,000,000	GSC Partners CDO Fund Ltd 2006-7A COM1, 5.075% 5/25/20 (a)	1,993,600
2,931,764	Hewett’s Island 2004-1A COM, 9.000% 12/15/16	2,829,152
2,000,000	Jazz CDO BV III-A EB, Zero Coupon Bond 9/20/14 (a)	1,974,440
9,000,000	Kenmore Street Synthetic CDO 2006-1A, 10.393% 4/30/14 (a)	4,140,000
1,000,000	Knollwood CDO Ltd. 2006-2A E, 11.488% 7/13/46 (a)	1,000,000
3,000,000	Knollwood CDO Ltd. 2006-2A SN, Zero Coupon Bond 7/13/46	2,760,000
4,000,000	Kodiak CDO 2006-1A COMB, 3.712% 8/7/37 (a)	3,600,000
2,000,000	Latitude CLO Ltd 2005-1X SUB, Zero Coupon Bond 12/15/17	1,857,500
1,000,000	Marquette Park CLO, 10.000% 7/12/20	980,000
3,000,000	Millstone III CDO Ltd, Zero Coupon Bond 7/5/46	2,910,000
1,931,859	MKP 4A CS, 2.000% 7/12/40 (a)	1,861,152
3,000,000	OFSI Fund 2006-1A COM1, 5.400% 9/20/19 (a)	3,000,000
2,000,000	Rosedale CLO Ltd I-A II, 5.146% 7/26/21 (a)	1,920,000
2,000,000	Tropic CDO Corp. 2006-5A C1, Zero Coupon Bond 7/15/36	1,894,000
2,000,000	Veritas 2006-2A, 15.000% 7/11/21 (a)	1,920,000

		50,035,755

	Collateralized Loan Obligations–0.3%
1,000,000	Flagship CLO 2005-4I, Zero Coupon Bond 6/1/17	946,250

	Commercial Loans–0.9%
112,092	CS First Boston 1995-WF1 G, 8.570% 12/21/27	107,591
3,000,000	Merrill Lynch Mortgage 1998-C1 F, 6.250% 11/15/26	1,785,630
3,000,000	North Street Referenced Linked Notes 2000-1A D1, 8.085% 4/28/11 (a)	1,350,000

		3,243,221

	Equipment Leases–14.2%
6,954,400	Aerco Limited 1X C1, 6.680% 7/15/23	2,729,602
4,235,094	Aerco Limited 2A B2, 6.380% 7/15/25 (a)	2,075,196
9,636,812	Aerco Limited 2A C2, 7.380% 7/15/25 (a)	3,083,780

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount	Description	Value (b)
Asset Backed Securities–Below Investment Grade or Unrated (continued)
	Equipment Leases (continued)
$8,000,000	Aircraft Finance Trust 1999-1A A1, 5.810% 5/15/24 (a)	$5,660,000
6,000,000	Airplanes Pass Through Trust 2001-1A A9, 5.880% 3/15/19	3,907,500
861,499	DVI Receivables 2001-2 A3, 3.519% 11/8/31	663,354
1,208,992	DVI Receivables 2001-2 A4, 4.613% 11/11/09	943,013
4,524,560	DVI Receivables 2002-1 A3A, 5.680% 6/11/10	2,579,001
1,434,614	DVI Receivables 2003-1 A3A, 5.830% 3/14/11	1,219,421
17,000,000	Lease Investment Flight Trust 1 A1, 5.720% 7/15/31	12,112,500
4,000,000	Pegasus Aviation Lease 1999-1A A2, 6.300% 3/25/29 (a)	1,740,000
2,000,000	Pegasus Aviation Lease 1999-1A B1, 6.300% 3/25/29 (a)	437,860
3,687,466	Pegasus Aviation Lease 2000-1 A1, 5.949% 3/25/15 (a)	2,359,979
19,000,000	Pegasus Aviation Lease 2001-1A A1, 5.810% 3/25/30 (a)	11,637,500

		51,148,706

	Franchise Loans–0.2%
1,000,000	Falcon Franchise Loan 2001-1 F, 6.500% 1/5/23	591,850

	Home Equity Loans–8.3%
906,556	Aames Mortgage Trust 2001-3 B, 7.130% 11/25/31	879,360
7,959,262	Ace Securities 2004-HE1 B, 8.823% 2/25/34	3,164,300
1,487,000	Ace Securities 2004-HS1 M6, 8.823% 2/25/34	1,494,249
1,500,000	Ace Securities 2005-HE2 B1, 8.573% 4/25/35 (a)	1,230,000
2,000,000	Ace Securities 2005-HE6 B1, 8.323% 10/25/35 (a)	1,560,000
1,237,502	Amresco Residential Securities 1999-1 B, 9.323% 11/25/29	1,195,115
2,000,000	Asset Backed Securities Corp Home Equity 2005-HE4 M12, 7.823% 5/25/35 (a)	1,727,500
2,000,000	Asset Backed Securities Corp Home Equity 2006-HE4 M9, 7.823% 5/25/36 (a)	1,788,440
2,000,000	Bear Stearns 2005-20N, 8.830% 10/25/45 (a)	1,920,000
564,623	Delta Funding Home Equity 2000-4 B, 7.150% 2/15/31	186,326
1,000,000	Equifirst Mortgage 2005-1 B3, 6.268% 4/25/35 (a)	822,500
1,000,000	First Franklin Mortgage 2004-FFH4 B1, 6.762% 1/25/35 (a)	877,760
961,667	Heat Equity Asset Trust 2003-4 B2, 9.323% 10/25/33	973,687
3,000,000	Meritage Asset Holdings NIM 2005-2 N4, 7.500% 11/25/35 (a)	2,220,000
2,000,000	Merrill Lynch Mortgage 2005-SL1 B5, 8.823% 6/25/35 (a)	1,760,000
2,729,120	Terwin Mortgage 2005-11SL B7, 5.000% 11/25/36 (a)	2,278,816
	Terwin Mortgage 2005-3SL B6, 11.500% 3/25/35 interest-only strips	435,055
1,800,696	Terwin Mortgage 2005-7SL, 6.500% 7/25/35 (a)	1,568,856
3,000,000	Terwin Mortgage 2005-R1, 5.000% 12/28/36 (a)	2,227,500
2,000,000	Terwin Mortgage 2006-R3, 6.290% 6/26/37(a)	1,634,800

		29,944,264

	Manufactured Housing Loans–0.1%
1,675,678	Greenpoint Manufactured Housing 2000-1 M2, 8.780% 3/20/30	134,054

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount	Description	Value (b)
Asset Backed Securities–Below Investment Grade or Unrated (continued)
	Manufactured Housing Loans (continued)
$4,267,851	UCFC Manufactured Housing 1997-2 B1, Zero Coupon Bond 2/15/18	$85,357

		219,411

	Total Asset Backed Securities–Below Investment Grade or Unrated (cost $155,637,930)	146,748,525

Corporate Bonds–Investment Grade–1.6% of Net Assets
	Special Purpose Entity–1.6%
4,000,000	Duane Park I, 7.500% 6/27/16 (a)	4,000,000
2,000,000	Lincoln Park Ref Link 01-1, 8.905% 7/30/31 (a)	1,780,000

	Total Corporate Bonds–Investment Grade (cost $5,780,460)	5,780,000

Corporate Bonds–Below Investment Grade or Unrated–39.1% of Net Assets
	Apparel–1.1%
3,940,000	Rafaella Apparel, 11.250% 6/15/11 (a)	3,871,050

	Appliances–0.7%
2,544,000	Windmere-Durable, 10.000% 7/31/08	2,544,000

	Automotive–3.8%
2,000,000	Cooper Standard Auto, 8.375% 12/15/14	1,470,000
2,000,000	Dana Corporation, Zero Coupon Bond 1/15/15 in default (c)	1,310,000
1,375,000	Dana Corporation, Zero Coupon Bond 3/15/10 in default (c)	955,625
825,000	Delco Remy International Inc, 11.000% 5/1/09	396,000
1,125,000	Delphi Corporation, Zero Coupon Bond 5/1/29 in default (c)	950,625
1,200,000	Dura Operating, 8.625% 4/15/12	475,500
1,550,000	Dura Operating, 9.000% 5/1/09	65,875
1,400,000	Federal-Mogul, Zero Coupon Bond 1/15/09 in default (c)	805,000
2,250,000	Ford Motor, 7.450% 7/16/31	1,738,125
225,000	Ford Motor, 9.980% 2/15/47	195,750
2,050,000	General Motors, 8.375% 7/15/33	1,773,250
375,000	Metaldyne Corp., 10.000% 11/1/13	378,750
3,375,000	Metaldyne Corp., 11.000% 6/15/12	3,037,500

		13,552,000

	Basic Materials–2.2%
3,950,000	Edgen Acquisition, 9.875% 2/1/11	3,910,500
2,100,000	FMG Finance, 10.625% 9/1/16	2,016,000
2,300,000	Millar Western, 7.750% 11/15/13	1,909,000

		7,835,500

	Building & Construction–0.7%
550,000	William Lyon Homes, 7.625% 12/15/12	444,125

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount	Description	Value (b)
Corporate Bonds–Below Investment Grade or Unrated (continued)
	Building & Construction (continued)
$1,550,000	Owens Corning, Zero Coupon Bond 8/1/18 in default (c)	$794,375
1,500,000	Tech Olympic USA, Inc, 10.375% 7/1/12	1,297,500

		2,536,000

	Communications–1.2%
4,324,000	CCH I Holdings LLC, 11.750% 5/15/11	3,080,850
892,000	CCH I Holdings, 11.000% 10/1/15	811,720
350,000	Penton Media, 10.375% 6/15/11	344,750

		4,237,320

	Consulting Services–1.1%
2,000,000	MSX International, 11.375% 1/15/08	1,434,240
2,750,000	MSX International, 11.000% 10/15/07	2,640,000

		4,074,240

	Electronics–0.5%
1,800,000	Motors and Gears, 10.750% 11/15/06	1,793,961

	Energy–1.9%
2,175,000	Neptune Marine Invest, 10.920% 9/7/09	2,191,312
4,525,000	Paramount Resources Ltd, 8.500% 1/31/13*	4,536,313

		6,727,625

	Finance–0.8%
2,875,000	Advanta Capital Trust I, 8.990% 12/17/26	2,910,938

	Food–1.0%
1,775,000	Eurofresh Inc, 11.500% 1/15/13 (a)	1,730,625
2,925,000	Merisant, 9.500% 7/15/13	1,872,000

		3,602,625

	Garden Products–0.3%
1,150,000	Ames True Temper, 10.000% 7/15/12	986,125

	Human Resources–0.4%
1,650,000	Comforce Operating, 12.000% 12/1/07	1,646,040

	Industrial–7.7%
2,975,000	Advanced Lighting Technologies, 11.000% 3/31/09	2,960,125
4,000,000	Consolidated Container, 10.125% 7/15/09	3,820,000
903,000	Constar International, 11.000% 12/1/12	785,610
2,750,000	Continental Global Group, 9.000% 10/1/08	2,670,360
850,000	Corp Durango SA, 8.500% 12/31/12	790,500
3,600,000	GSI Group, 12.000% 5/15/13 (a)	3,852,000
1,650,000	Home Products International, 9.625% 5/15/08	1,072,500
2,450,000	IMAX Corp, 9.625% 12/1/10	2,333,625
1,525,000	Spectrum Brands, 8.500% 10/1/13	1,319,125

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount	Description	Value (b)
Corporate Bonds–Below Investment Grade or Unrated (continued)
	Industrial (continued)
$1,590,000	Terphane Holding Corp, 12.500% 6/15/09 (a)	$1,590,000
1,200,000	Trimas Corp., 9.875% 6/15/12	1,110,000
1,075,000	VITRO S.A., 12.750% 11/1/13 (a)	1,123,375
670,000	Wolverine Tube, 10.500% 4/1/09	589,600
3,005,000	Wolverine Tube, 7.375% 8/1/08 (a)	2,554,250
1,050,000	Wornick Company, 10.875% 7/15/11	1,044,750

		27,615,820

	Investment Companies–0.3%
1,000,000	Reg Diversified Funding, 10.000% 1/25/36 (a)	1,000,000

	Manufacturing–3.1%
4,100,000	BGF Industries, 10.250% 1/15/09	3,859,125
2,000,000	Elgin National Industries, 11.000% 11/1/07	2,000,700
3,100,000	Maax Corp, 9.750% 6/15/12	2,449,000
3,400,000	JB Poindexter & Co., 8.750% 3/15/14	2,805,000

		11,113,825

	Health Care–1.3%
3,000,000	Healthsouth Corp, 11.418% 6/15/14 (a)	3,060,000
4,725,000	Insight Health Services, 9.875% 11/1/11	1,618,313

		4,678,313

	Retail–1.9%
850,000	Jo-Ann Stores, 7.500% 3/1/12	739,500
375,000	Lazydays RV Center, 11.750% 5/15/12	360,000
1,075,000	Nebraska Book Company, 8.625% 3/15/12	1,007,813
1,429,000	Star Gas Partner, 10.250% 2/15/13	1,450,435
3,990,000	Uno Restaurant, 10.000% 2/15/11 (a)	3,331,650

		6,889,398

	Special Purpose Entity–2.7%
815,000	Altra Industrial Motion, 9.000% 12/1/11	831,300
500,000	Eirles Two Limited 262, 5.370% 8/3/21	500,000
3,500,000	Eirles Two Limited 263, 5.370% 8/3/21	3,500,000
1,270,000	Interactive Health, 7.250% 4/1/11 (a)	1,022,350
1,875,000	Milacron Escrow Corp, 11.500% 5/15/11	1,781,250
2,000,000	MM Community Funding IX, 10.000% 5/1/33 (a)	1,420,000
775,000	PCA LLC/PCA Finance Corp, 14.000% 6/1/09 (a)	782,750

		9,837,650

	Technology–1.3%
3,125,000	Danka Business Systems, 11.000% 6/15/10	2,875,000
1,275,000	Spheris Inc, 11.000% 12/15/12 (a)	1,195,312

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount	Description	Value (b)
Corporate Bonds–Below Investment Grade or Unrated (continued)
	Technology (continued)
$825,000	Unisys Corp, 8.000% 10/15/12	$771,375

		4,841,687

	Telecommunications–2.1%
3,000,000	Broadview Networks Holdings, 11.375% 9/1/12 (a)	3,052,500
625,000	Iridium LLC/Capital Corp, Zero Coupon Bond 7/15/09 in default (c)	168,750
3,975,000	Primus Telecommunications, 8.000% 1/15/14	2,484,375
2,200,000	Securus Technologies, 11.000% 9/1/11	1,881,000

		7,586,625

	Tobacco–0.6%
2,600,000	North Atlantic Trading, 9.250% 3/1/12	2,249,000

	Transportation–1.0%
3,475,000	Sea Containers Ltd, 10.750% 10/15/06*	3,453,164

	Travel–1.4%
5,075,000	Worldspan Financial, 11.655% 2/15/11	4,992,531

	Total Corporate Bonds–Below Investment Grade or Unrated (cost $146,280,668)	140,575,437

Mortgage Backed Securities–Investment Grade–6.4% of Net Assets
	Collateralized Mortgage Obligations–6.4%
5,000,000	GSAMP Trust 2006-S2 M7, 7.250% 1/25/36	4,859,700
	Harborview Mortgage 2004-1 X, 1.282% 4/19/34 interest-only strips	342,602
	Harborview Mortgage 2004-8 x, 1.047% 11/19/34 interest-only strips	1,258,899
1,000,000	Indymac Index NIM Corp 2006-AR6 N2, 8.833% 6/25/46 (a)	1,000,000
5,000,000	Long Beach Mortgage 2004-4 M10, 6.636% 10/25/34	5,062,500
	Mellon Residential 2004-TBC1 X, 0.543% 2/26/34 interest-only strips (a)	536,187
5,000,000	Park Place Securities 2005-WCW2 M10, 7.823% 7/25/35	4,450,000
3,000,000	Park Place Securities 2005-WHQ3, 7.823% 6/25/35	2,602,500
140,880	Sail Net Interest Margin Notes 2004-5A B, 6.750% 6/27/34 (a)	141,234
1,884,701	Structured Asset 1999-SP1, 9.000% 5/25/29	1,870,647
1,423,000	Structured Asset 2003-BC1 B2, 9.000% 5/25/32	1,067,250

	Total Mortgage Backed Securities–Investment Grade (cost $26,819,210)	23,191,519

Mortgage Backed Securities–Below Investment Grade or Unrated–15.9% of Net Assets
	Collateralized Mortgage Obligations–15.9%
2,994,395	Countrywide Alternative Loan Trust 2005-51 B3, 6.580% 11/20/35	2,350,600
3,991,006	Countrywide Alternative Loan Trust 2005-56 B3, 6.573% 11/25/35 (a)	3,122,962
1,985,387	Countrywide Alternative Loan Trust 2006-OA1 B2, 7.330% 3/20/46	1,111,816
2,500,000	First Franklin Mortgage 2004-FFH2 B2, 8.823% 10/25/34 (a)	2,325,000

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)
Mortgage Backed Securities–Below Investment Grade or Unrated (continued)
	Collateralized Mortgage Obligations (continued)
$3,000,000	First Franklin Mortgage 2004-FFH3 B1, 8.823% 6/25/34 (a)	$2,640,000
2,000,000	First Franklin Mortgage 2005-FFH3 B4, 7.323% 9/25/35 (a)	1,472,500
3,000,000	Greenwich Structured Arm Products 2005-3 N2, 2.000% 6/27/35 (a)	1,878,900
6,000,000	Greenwich Structured Arm Products 2005-4 N-2, Zero Coupon Bond 7/27/45 (a)	3,450,000
3,000,000	Greenwich Structured Arm Products 2005-6A N3, Zero Coupon Bond 11/27/45 (a)	2,550,000
2,000,000	GSAMP Trust 2004-AR1 B5, 5.000% 6/25/34 (a)	1,825,620
4,000,000	GSAMP Trust 2006-S1 B2, 7.900% 11/25/35 (a)	3,425,000
1,999,879	Harborview Mortgage 2005-15 B10, 7.080% 10/20/45	1,591,783
2,967,254	Harborview Mortgage 2006-4 B11, 7.080% 5/19/47 (a)	1,824,861
4,992,250	Harborview Mortgage 2006-5 B1, 7.080% 7/19/47	2,948,572
1,000,000	Indymac Index NIM Corp 2006-AR6 N3, 8.833% 6/25/46 (a)	942,970
5,000,000	Long Beach Asset Holdings 2005-WL1 N4, 7.500% 6/25/45 (a)	4,250,000
3,000,000	Meritage Mortgage 2004-2 B1, 8.573% 1/25/35 (a)	2,625,000
1,021,574	Park Place Securities 2005-WCW1 B, 5.000% 9/25/35 (a)	942,403
2,000,000	Park Place Securities 2005-WCW3, 7.823% 8/25/35 (a)	1,620,000
3,000,000	Park Place Securities 2005-WHQ1 M10, 7.823% 3/25/35 (a)	2,666,250
2,000,000	Park Place Securities 2005-WHQ4, 7.823% 9/25/35 (a)	1,400,000
1,530,000	Popular 2005-4 B2, 7.823% 9/25/35 (a)	1,377,000
2,000,000	Soundview 2005-1 B3, 8.573% 4/25/35 (a)	1,560,000
2,000,000	Soundview 2005-B M14, 7.650% 5/25/35 (a)	1,214,960
2,000,000	Structured Asset 2004-S2 B, 6.000% 6/25/34 (a)	1,868,980
2,000,000	Structured Asset 2004-S4 B3, 5.000% 12/25/34 (a)	1,522,220
1,336,323	Structured Asset Securities Corporation 2004-S3 M9, 6.000% 11/25/34 (a)	1,234,857
2,000,000	Structured Asset Securities Corporation 2005-AR1 B2, 7.323% 9/25/35 (a)	1,510,000

	Total Mortgage Backed Securities–Below Investment Grade or Unrated (cost $56,857,537)	57,252,254

Municipal Securities–0.1% of Net Assets
1,000,000	Pima County Arizona IDA Health Care, Zero Coupon Bond 11/15/32	560,000

	Total Municipal Securities (cost $626,977)	560,000

Common Stocks–14.9% of Net Assets
46,500	Alpha Natural Resources, Inc. (c)	732,840
38,462	American Capital Strategies, Ltd.	1,518,095
11,600	Anadarko Petroleum Corporation	508,428
29,500	Aqua America, Inc.	647,230
28,500	AVX Corporation	504,165
61,000	Cascade Microtech, Inc. (c)	759,450

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Shares	Description	Value (b)
Common Stocks (continued)
12,600	Caterpillar, Inc. (d)	$829,080
23,000	CEMEX, S.A. de C.V. (d)	691,840
17,400	Chiquita Brands International, Inc.	232,812
46,400	Citizens Communications Company	651,456
6,600	Companhia de Saneamento Basico do Estado de São Paulo (c)	198,660
59,900	Compass Diversified Trust	916,470
28,800	Consolidated Communications Illinois Holdings, Inc.	538,848
20,500	Cytec Industries Inc. (d)	1,139,595
33,000	Direct General Corporation	444,180
16,300	Edison International	678,732
30,700	ENSCO International Incorporated	1,345,581
23,900	Enterprise Partners Products L.P.	639,325
18,700	FairPoint Communications, Inc.	325,380
47,900	Famous Dave’s of America, Inc. (c)	728,080
31,800	Fording Canadian Coal Trust	843,654
16,800	Helix Energy Solutions Group, Inc. (c)	561,120
75,000	Horizon Offshore, Inc.	1,282,500
76,100	Infocrossing, Inc. (c)	1,020,501
141,000	InPhonic, Inc. (c)(d)	1,116,720
91,386	Intermet Corporation (c)	731,088
3,200	International Coal Group, Inc. (c)	13,504
14,000	Iowa Telecommunications Services, Inc.	277,060
6,700	J.C. Penney Company, Inc.	458,213
25,650	Kinder Morgan Energy Partners, L.P.	1,125,522
43,800	KKR Financial Corp.	1,074,852
18,300	L-3 Communications Holdings, Inc.	1,433,439
49,600	Macquarie Infrastructure Company Trust	1,546,528
10,900	Magellan Midstream Partners, L.P.	402,210
19,000	Masco Corporation (d)	520,980
17,000	McDermott International, Inc.(c)	710,600
77,150	MCG Capital Corporation	1,259,860
43,300	Mittal Steel Company N.V. (d)	1,504,242
27,400	Motorola, Inc. (d)	685,000
87,000	Nam Tai Electronics, Inc.	1,069,230
114,400	Ness Technologies, Inc. (c)	1,527,240
37,900	New York Community Bancorp, Inc.	620,802
46,600	Optimal Group Inc. (c)(d)	548,016
33,700	Pacific Sunwear of California, Inc. (c)	508,196
15,400	Peabody Energy Corporation	566,412
333	Providence Washington Insurance Companies (c)	33
48,600	Regal Entertainment Group	963,252
23,500	RTI International Metals, Inc. (c)	1,024,130
14,500	Sanderson Farms, Inc. (d)	469,220
17,800	Sasol Limited	585,442

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)
Common Stocks (continued)
24,810	Ship Finance International Limited	$493,719
17,000	Stage Stores, Inc. (d)	498,780
181,132	Star Gas Partners, L.P. (c)	451,019
30,700	Superior Energy Services, Inc. (c)	806,182
120,308	Taiwan Semiconductor Manufacturing Company Ltd.	1,154,957
168,247	Technology Investment Capital Corporation	2,461,454
15,200	Tenaris S.A.	537,776
16,200	The Dow Chemical Company	631,476
1,900	The First Marblehead Corporation (d)	131,594
30,200	The Home Depot, Inc.	1,095,354
14,100	The Timken Company	419,898
91,850	Trustreet Properties Inc.	1,149,044
22,000	Tsakos Energy Navigation Limited	981,200
33,400	Valero Energy Corporation (d)	1,719,098
13,700	Valero L.P.	685,000
12,600	Washington Mutual, Inc.	547,721
102,600	Windstream Corporation	1,353,294

	Total Common Stocks (cost $53,900,685)	53,597,379

Preferred Stocks–2.7% of Net Assets
30,000	Baker Street Funding (a)	2,910,000
10,000	Baker Street Funding 2006-1 (a)	940,000
1,000	Credit Genesis CLO 2005 (a)	990,000
1,000,000	Hewett’s Island II CDO (a)	990,000
67,000	Indymac Indx CI-1 Corp (a)	1,820,859
2,725	Motient Corporation	2,295,812

	Total Preferred Stocks (cost $9,907,359)	9,946,671

Corporate Loans–0.2% of Net Assets
$375,000	ICO North America, 7.500% 8/15/09	461,250

	Total Corporate Loans (cost $375,000)	461,250

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)
Eurodollar Time Deposits–2.4% of Net Assets
	State Street Bank & Trust Company Eurodollar time deposits dated September 30, 2006, 4.050% maturing at $8,442,849 on October 2, 2006.	$8,440,000

	Total Investments–137.9% of Net Assets (cost $514,089,562)	496,364,352

	Other Assets and Liabilities, net–(37.9)% of Net Assets	(136,504,052)

	Net Assets	$359,860,300

Call Options Written

September 30, 2006

Number of Contracts	Common Stocks/Expiration Date/Exercise Price	Value (b)
17	Caterpillar, Inc./October/65	$3,655
62	Cemex, SA de CV/October/30	6,820
61	Cytec Industries, Inc/October/55	12,810
16	Inphonic, Inc./October/7.50	1,040
17	Masco Corporation./October/25	4,845
50	Mittal Steel Company N.V./October/35	4,250
8	Motorola, Inc/October/25	808
18	Optimal Group Inc./October/15	630
11	Sanderson Farms, Inc/October/35	330
8	Stage Stores Inc/October/30	920
8	The First Marblehead Corporation/October/65	3,680
33	Valero Energy Corporation/October/50	8,745

	Total Call Options Written (Premiums Received $42,196)	$48,533

(a)	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the fund’s investment adviser.

(b)	See Note 2 of accompanying Notes to the Financial Statements regarding investment valuations.

(c)	Non-income producing securities.

(d)	A portion or all of the security is pledged as collateral for call options written.

*	These securiities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

REGIONS MORGAN KEEGAN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2006 (UNAUDITED)

	RMK Advantage Income Fund	RMK High Income Fund	RMK Multi-Sector High Income Fund	RMK Strategic Income Fund
Assets:
Investments in securities, at value	$559,200,314	$417,604,335	$634,876,635	$496,364,352
Cash	14,830	14,548	10,526	9,181
Dividends and interest receivable	7,265,091	5,493,380	7,055,640	6,325,321
Receivable for investments sold	3,594,043	1,753,181	2,397,201	5,643,598
Debt issue costs	30,878	28,293	87,389	70,427
Other assets	—	13,524	—	—

Total assets	570,105,156	424,907,261	644,427,391	508,412,879

Liabilities:
Loan payable (Note 6)	150,000,000	115,000,000	170,000,000	140,000,000
Interest payable	674,015	1,160,123	724,881	1,588,819
Call options written, at value (premiums received $25,463, $19,483, $21,523, and $42,196) (Note 4)	31,118	24,042	27,049	48,533
Payable for investments purchased	2,094,853	1,596,944	2,309,548	6,518,621
Accrued expenses:
Advisory fees (Note 3)	301,647	225,263	336,200	267,502
Accounting and administration fees (Note 3)	69,611	51,984	77,584	61,731
Other	114,022	71,270	108,785	67,373

Total liabilities	153,285,266	118,129,626	173,584,047	148,552,579

Net assets	$416,819,890	$306,777,635	$470,843,344	$359,860,300

Composition of Net Assets:
Common stock, $.0001 par value (1,000,000,000 shares authorized for each fund)	3,066	2,258	3,202	2,734
Paid-in capital	442,502,495	329,432,594	459,398,063	394,675,984
Undistributed net investment income/(loss)	(3,115,360)	(1,898,072)	4,673,957	(3,375,805)
Accumulated net realized gains/(losses) on investments	(5,281,493)	(3,810,906)	8,457,995	(13,711,066)
Net unrealized appreciation/(depreciation) on investments	(17,288,818)	(16,948,239)	(1,689,873)	(17,731,547)

Net assets	$416,819,890	$306,777,635	$470,843,344	$359,860,300

Investments, at identified cost	$576,483,477	$434,548,015	$636,560,982	$514,089,562

Shares Outstanding and Net Asset Value Per Share:
Common shares outstanding	30,657,076	22,582,116	32,024,804	27,341,539
Net asset value per share	$13.60	$13.58	$14.70	$13.16

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

REGIONS MORGAN KEEGAN FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)

	RMK Advantage Income Fund	RMK High Income Fund	RMK Multi-Sector High Income Fund		RMK Strategic Income Fund
Investment Income:
Interest income	$29,117,862	$22,742,936	$31,125,147		$24,812,104
Dividend income	1,905,488 (a)	1,279,153 (b)	1,339,990	(c)	1,831,565 (d)

Total investment income	31,023,350	24,022,089	32,465,137		26,643,669
Expenses:
Advisory fees	1,838,910	1,373,957	1,842,748		1,634,529
Accounting and administration fees	424,364	317,067	425,250		377,199
Interest expense	3,937,370	3,324,568	2,791,068		3,997,792
Debt issue expense	310,900	123,682	293,046		124,572
Legal fees	40,995	42,277	27,617		33,066
Audit fees	20,250	17,250	16,250		17,250
Transfer agent fees	17,963	16,751	13,786		17,075
Custodian fees	27,068	25,583	24,971		25,277
Registration fees	11,727	13,000	26,246		12,000
Directors’ fees	17,658	16,174	15,126		16,174
Insurance premiums	22,237	16,460	25,005		19,329
Other	30,539	29,297	5,855		28,556

Total Expenses	6,699,981	5,316,066	5,506,968		6,302,819

Net investment income	24,323,369	18,706,023	26,958,169		20,340,850

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on investments	(5,568,703)	(4,471,788)	6,414,648		(5,770,403)
Net change in unrealized appreciation/(depreciation) on investments	(3,855,496)	(1,198,953)	(4,786,842)		(2,102,218)

Change in net assets resulting from operations	$14,899,170	$13,035,282	$28,585,975		$12,468,229

(a)	Net of foreign taxes paid of $19,548.
(b)	Net of foreign taxes paid of $14,036.
(c)	Net of foreign taxes paid of $14,557.
(d)	Net of foreign taxes paid of $23,407.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

REGIONS MORGAN KEEGAN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	RMK Advantage Income Fund		RMK High Income Fund
	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Change in Net Assets:
Operations:
Net investment income	$24,323,369	$55,050,302	$18,706,023	$42,355,460
Net realized gains/(losses) on investments	(5,568,703)	945,291	(4,471,788)	(1,025,157)
Net change in unrealized appreciation/(depreciation) on investments	(3,855,496)	(10,068,183)	(1,198,953)	(13,910,971)

Change in net assets resulting from operations	14,899,170	45,927,410	13,035,282	27,419,332

Distributions to Stockholders:
Distributions from net investment income	(24,323,369)	(53,755,090)	(18,706,023)	(40,624,400)
Distributions in excess of net investment income	(2,883,154)	—	(1,395,222)	—
Distributions from net realized gain on investments	—	(6,984,837)	—	(14,591,926)

Total distribution to stockholders	(27,206,523)	(60,739,927)	(20,101,245)	(55,216,326)

Capital Transactions:
Proceeds from sales of shares as a result of reinvested dividends (738,074 and 1,832,182 shares)	11,898,104	28,378,514	—	—
Proceeds from sales of shares as a result of reinvested dividends (430,508 and 1,279,613 shares)	—	—	7,144,537	20,765,109

Change in net assets from capital transactions	11,898,104	28,378,514	7,144,537	20,765,109

Change in Net Assets	(409,249)	13,565,997	78,574	(7,031,885)

Net Assets:
Beginning of period	417,229,139	403,663,142	306,699,061	313,730,946

End of period	$416,819,890	$417,229,139	$306,777,635	$306,699,061

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

REGIONS MORGAN KEEGAN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	RMK Multi-Sector High Income Fund		RMK Strategic Income Fund
	Six Months Ended September 30, 2006 (Unaudited)	Period Ended March 31, 2006 (a)	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Change in Net Assets:
Operations:
Net investment income	$26,958,169	$6,666,576	$20,340,850	$46,260,650
Net realized gains/(losses) on investments	6,414,648	1,109,506	(5,770,403)	(6,375,927)
Net change in unrealized appreciation/(depreciation) on investments	(4,786,842)	3,096,969	(2,102,218)	(1,310,891)

Change in net assets resulting from operations	28,585,975	10,873,051	12,468,229	38,573,832

Distributions to Stockholders:
Distributions from net investment income	(24,290,109)	(3,726,838)	(20,340,850)	(48,998,109)
Distributions in excess of net investment income	—	—	(3,980,060)	—
Distributions from net realized gain on investments	—	—	—	(9,912,611)

Total distribution to stockholders	(24,290,109)	(3,726,838)	(24,320,910)	(58,910,720)

Capital Transactions:
Proceeds from shares sold (31,050,000 shares)	—	444,197,605
Proceeds from sales of shares as a result of reinvested dividends (829,822 and 138,001 shares)	13,024,402	2,079,255	—	—
Proceeds from sales of shares as a result of reinvested dividends (554,293 and 1,498,582 shares)	—	—	8,944,926	23,323,447

Change in net assets from capital transactions	13,024,402	446,276,860	8,944,926	23,323,447

Change in Net Assets	17,320,268	453,423,073	(2,907,755)	2,986,559

Net Assets:
Beginning of period	453,523,076	100,003	362,768,055	359,781,496

End of period	$470,843,344	$453,523,076	$359,860,300	$362,768,055

(a)	From the commencement of investment operations on January 19, 2006.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

REGIONS MORGAN KEEGAN FUNDS

STATEMENTS OF CASH FLOWS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)

	RMK Advantage Income Fund	RMK High Income Fund
Cash flows from operating activities
Net increase in net assets from operations	$14,899,170	$13,035,282
Adjustments to reconcile net increase in net assets from operations to net cash provided by/(used in) operating activities
Purchase of investment securities	(272,989,396)	(217,076,776)
Proceeds from disposition of investment securities	242,732,937	189,014,457
Purchase of short-term investment securities, net	21,005,710	18,483,537
Proceeds from principal payments	8,714,747	6,975,659
Change in unrealized appreciation on investment securities	3,855,496	1,198,953
Amortization/accretion of premiums/discount on investment securities	(5,197,883)	(3,555,471)
Net realized gain on investment securities	5,568,703	4,471,788
Net realized gain on principal payments	(284,279)	(505,129)
Amortization of debt issue costs	312,436	123,682
(Increase)/decrease in dividends and interest receivable	(537,924)	(464,572)
(Increase)/decrease in receivables for securities sold	(1,536,201)	514,457
Increase/(decrease) in interest payable	73,544	952,477
Increase/(decrease) in payables for securities purchased	(999,452)	(86,050)
Increase/(decrease) in advisory fees	(9,284)	(5,933)
Increase/(decrease) in accounting and administration fees	(2,142)	(1,369)
Increase/(decrease) in accrued expenses	12,591	(2,880)

Net cash provided by/(used in) operating activities	15,618,773	13,072,112

Cash flows from financing activities
Increase in loan payable	—	—
Cash paid for debt issue costs	(295,524)	(100,856)
Cash distributions paid	(15,308,419)	(12,956,708)

Net cash provided by/(used in) financing activities	(15,603,943)	(13,057,564)

Net increase in cash	14,830	14,548

Cash
Beginning balance	—	—

Ending balance	$14,830	$14,548

Supplemental disclosure of cash flow information: Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $11,898,104 and $7,144,537 for RMK Advantage Income Fund and RMK High Income Fund, respectively.

Total cash paid for interest was $3,863,826 and $2,372,090 for RMK Advantage Income Fund and RMK High Income Fund, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

REGIONS MORGAN KEEGAN FUNDS

STATEMENTS OF CASH FLOWS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)

	RMK Multi-Sector High Income Fund	RMK Strategic Income Fund
Cash flows from operating activities
Net increase in net assets from operations	$28,585,975	$12,468,229
Adjustments to reconcile net increase in net assets from operations to net cash provided by/(used in) operating activities
Purchase of investment securities	(396,941,794)	(280,577,498)
Proceeds from disposition of investment securities	200,096,876	259,592,677
Purchase of short-term investment securities, net	13,845,358	9,886,605
Proceeds from principal payments	7,801,228	8,989,550
Change in unrealized appreciation on investment securities	4,786,842	2,102,218
Amortization/accretion of premiums/discount on investment securities	(6,766,181)	(4,131,535)
Net realized gain/(loss) on investment securities	(6,414,648)	5,770,403
Net realized gain on principal payments	(702,972)	533,871
Amortization of debt issue costs	242,623	124,572
(Increase)/decrease in dividends and interest receivable	(2,559,066)	(739,233)
(Increase)/decrease in receivables for securities sold	(325,214)	(3,676,075)
Increase/(decrease) in interest payable	724,881	194,463
Increase/(decrease) in payables for securities purchased	(912,024)	5,032,773
Increase/(decrease) in advisory fees	88,021	(8,302)
Increase/(decrease) in accounting and administration fees	20,312	(1,916)
Increase/(decrease) in accrued expenses	36,028	(14,126)

Net cash provided by/(used in) operating activities	(158,393,755)	15,546,676

Cash flows from financing activities
Increase in loan payable	170,000,000	—
Cash paid for debt issue costs	(330,012)	(161,511)
Cash distributions paid	(11,265,707)	(15,375,984)

Net cash provided by/(used in) financing activities	158,404,281	(15,537,495)

Net increase in cash	10,526	9,181

Cash
Beginning balance	—	—

Ending balance	$10,526	$9,181

Supplemental disclosure of cash flow information: Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $13,024,402 and $8,944,926 for RMK Multi-Sector High Income Fund and RMK Strategic Income Fund, respectively.

Total cash paid for interest was $2,066,186 and $3,803,328 for RMK Multi-Sector High Income Fund and RMK Strategic Income Fund, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

REGIONS MORGAN KEEGAN FUNDS

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED: (UNAUDITED)

	Net Asset Value, Beginning of Period		Net Investment Income	Net Realized and Unrealized Gains/ (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains
RMK Advantage Income Fund
Six Months ended September 30, 2006	$13.95		0.81	(0.26)	0.55	(0.81)	—
Year ended March 31, 2006	$14.37		1.90	(0.22)	1.68	(1.86)	(0.24)
Period ended March 31, 2005 (e)	$14.33	(b)	0.57	(0.03)	0.54	(0.48)	—

RMK High Income Fund
Six Months ended September 30, 2006	$13.85		0.84	(0.21)	0.63	(0.84)	—
Year ended March 31, 2006	$15.03		1.98	(0.58)	1.40	(1.90)	(0.68)
Year ended March 31, 2005	$15.32		2.15	0.24	2.39	(2.07)	(0.61)
Period ended March 31, 2004 (f)	$14.33	(b)	1.11	1.09	2.20	(1.01)	(0.17)

RMK Multi-Sector High Income Fund
Six Months ended September 30, 2006	$14.54		0.85	0.08	0.93	(0.77)	—
Period ended March 31, 2006 (g)	$14.33	(b)	0.21	0.14	0.35	(0.12)	—

RMK Strategic Income Fund
Six Months ended September 30, 2006	$13.54		0.75	(0.23)	0.52	(0.75)	—
Year ended March 31, 2006	$14.23		1.78	(0.20)	1.58	(1.89)	(0.38)
Year ended March 31, 2005	$14.31		1.76	(0.16)	1.60	(1.68)	—
Period ended March 31, 2004 (h)	$14.33	(b)	0.02	(0.02)	—	—	—

(a)	Total investment return is calculated assuming a purchase of a common share of stock at the opening market price of the first day and a sale at the closing market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds’ dividend reinvestment plans. Total investment returns do not reflect brokerage commissions. Past performance is no guarantee of future results.

(b)	Net of sales load of $0.675 on initial shares issued.

(c)	Not annualized for periods less than one year.

(d)	Ratio annualized for the periods less than one year.

(e)	From the commencement of investment operations on November 8, 2004.

(f)	From the commencement of investment operations on June 24, 2003.

(g)	From the commencement of investment operations on January 19, 2006.

(h)	From the commencement of investment operations on March 18, 2004.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

REGIONS MORGAN KEEGAN FUNDS

							Ratios to Average Net Assets		Supplemental Data
Return of Capital	Total Distributions	Offering Costs Charged to Paid-in Capital	Net Asset Value, End of Period	Total Return, Net Asset Value (c)	Common Share Price, End of Period	Total Return, Market Value (a)(c)	Net Expenses (d)	Net Investment Income (d)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate

(0.09)	(0.90)	—	$13.60	3.06%	$17.67	11.19%	3.22%	11.69%	$416,820	47%
—	(2.10)	—	$13.95	11.05%	$16.80	23.28%	2.62%	13.45%	$417,229	104%
—	(0.48)	(0.02)	$14.37	3.53%	$15.59	7.30%	0.94%	10.52%	$403,663	57%

(0.06)	(0.90)	—	$13.58	3.49%	$18.40	10.91%	3.46%	12.16%	$306,778	49%
—	(2.58)	—	$13.85	7.80%	$17.51	24.15%	2.92%	13.66%	$306,699	97%
—	(2.68)	—	$15.03	15.46%	$16.50	16.49%	2.12%	14.08%	$313,731	73%
—	(1.18)	(0.03)	$15.32	15.50%	$16.67	20.06%	1.11%	10.15%	$299,772	76%

—	(0.77)	—	$14.70	6.16%	$17.56	15.39%	2.38%	11.66%	$470,843	39%
—	(0.12)	(0.02)	$14.54	2.27%	$15.98	7.38%	0.71%	6.72%	$453,523	131%

(0.15)	(0.90)	—	$13.16	2.74%	$17.60	11.40%	3.48%	11.23%	$359,860	56%
—	(2.27)	—	$13.54	9.95%	$16.70	22.60%	2.94%	12.80%	$362,768	101%
—	(1.68)	—	$14.23	10.87%	$15.74	9.68%	1.70%	12.47%	$359,781	69%
—	—	(0.02)	$14.31	(0.14)%	$16.00	6.67%	0.87%	3.87%	$300,547	0%

REGIONS MORGAN KEEGAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS

(UNAUDITED)

1	Organization

RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., RMK Multi-Sector High Income Fund, Inc. and RMK Strategic Income Fund, Inc. (collectively, the “Funds” and individually, each a “Fund”) were organized as separate Maryland corporations on September 7, 2004, April 16, 2003, November 14, 2005 and January 16, 2004, respectively. The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, closed-end management investment companies, each with its own investment objective.

Each Fund is authorized to issue 1,000,000,000 shares of capital stock with a par value of $0.0001 per share. The Funds’ Boards are authorized to classify and reclassify any unissued shares of capital stock from time to time by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or terms and conditions of redemption of such shares by the Funds. The common shares have no preemptive, conversion, exchange or redemption rights. All common shares have equal voting, dividend, distribution and liquidation rights. The common shares, when issued, will be fully paid and non-assessable. Common stockholders are entitled to one vote per share and all voting rights for the election of directors are non-cumulative. The Funds have no present intentions of offering additional shares, except as described in the Dividend Reinvestment Plan.

2	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the accounting principles generally accepted in the United States of America.

Investment Valuations—Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price, usually 4:00 p.m. Eastern Time, on the valuation date. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that date are valued at the last quoted bid price. Long-term debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement

REGIONS MORGAN KEEGAN FUNDS

securities, are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than sixty days for which market quotations are readily available shall be valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of sixty days or less shall be valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of Morgan Asset Management, Inc. (the “Adviser”) does not represent market value. Investments in open-end registered investment companies are valued at net asset value as reported by those investment companies. Investments for which market quotations are not readily available, or available quotations which appear to not accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the Valuation Committee using procedures established by and under the direction of the Board of Directors. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Investment Transactions and Investment Income—Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable material taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses—Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets.

Dividends and Distributions to Stockholders—Each Fund declares quarterly and pays monthly dividends to its stockholders from the Fund’s net investment income and from other sources from time to time. Each Fund also pays distributions at least annually from its net realized capital gains, if any. All common shares have equal dividend and distribution rights. Dividends and distributions to stockholders are recorded on the ex-dividend date. A notice disclosing the source(s) of a distribution will be provided if payment is made from any source(s) other than net investment income. Any such notice would be provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes.

REGIONS MORGAN KEEGAN FUNDS

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, net operating gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Repurchase Agreements—The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreement”). The Funds may invest in repurchase agreements with institutions that are deemed by Morgan Asset Management, Inc., the Adviser, to be of good standing and creditworthy. A third party custodian bank takes possession of the underlying securities (“collateral”) of a repurchase agreement, the value of which is at all times at least equal to the principal amount of the repurchase transaction and accrued interest. In the event of counterparty default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. However, there could be potential losses to the Funds in the event of default or bankruptcy by the counterparty to the agreement and the Funds are delayed or prevented from exercising their rights to dispose of the collateral, including the risk of possible decline in the value of the collateral during the period while the Funds seek to assert their rights.

Option Writing—When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to

REGIONS MORGAN KEEGAN FUNDS

market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Cash—Cash represents deposits in bank accounts.

3	Agreements and Other Transactions with Affiliates

Investment Adviser—The Funds have entered into Investment Advisory Agreements with Morgan Asset Management, Inc., the Adviser, a wholly owned subsidiary of MK Holding, Inc., which is a wholly owned subsidiary of Regions Financial Corporation (“Regions”). Under the terms of the agreements, the Funds are charged an annual advisory fee of 0.65% based on a percentage of each Fund’s average daily total assets minus the sum of accrued liabilities other than debt entered into for purposes of leverage.

Accounting and Administrative Services—The Funds have entered into Accounting and Administrative Services Agreements with Morgan Keegan & Company, Inc. (“Morgan Keegan”), a wholly owned subsidiary of Regions. Under the terms of the agreements, Morgan Keegan provides portfolio accounting services and certain administrative personnel and services to the Funds for an annual fee of 0.15% based on a percentage of each Fund’s average daily total assets minus the sum of accrued liabilities other than debt entered into for purposes of leverage. Morgan Keegan also provides an employee to serve as the Funds’ Chief Compliance Officer for which Morgan Keegan receives no additional compensation from the Funds.

Directors and Officers—Certain of the Officers and Directors of the Funds are also Officers and Directors of the Adviser, Morgan Keegan, and Regions. Such Officers and Directors of the Company who are “Interested Persons” as defined in the 1940 Act receive no salary or fees from the Funds.

Each Independent Director receives an annual retainer of $4,000 and a fee of $1,000 per quarterly meeting with reimbursement for related expenses for each meeting of the Board attended from each Fund. Each chairperson of the

REGIONS MORGAN KEEGAN FUNDS

Independent Directors Committee and Audit Committee receives annual compensation of $500 from each Fund. An additional $1,500 is paid to the Independent Directors for attending special meetings in person, and an additional $500 is paid for attending special meetings by telephone. No Officer or Director is entitled to receive pension or retirement benefits from the Funds.

Other Transactions—For the six months ended September 30, 2006, Morgan Keegan earned no underwriting discounts, direct commissions, or dealer incentives on the sales and purchases of investment securities.

4	Option Transactions

Transactions in options written during the six months ended September 30, 2006 were as follows:

	RMK Advantage Income Fund		RMK High Income Fund		RMK Multi-Sector High Income Fund		RMK Strategic Income Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding at March 31, 2006	466	$58,566	305	$45,863	153	$18,949	639	$89,778
Options written	1,563	217,544	1,196	165,722	866	125,182	2,411	332,876
Options expired	(1,237)	(158,707)	(944)	(121,156)	(585)	(75,439)	(1,687)	(222,683)
Options exercised	(620)	(91,940)	(425)	(70,946)	(301)	(47,169)	(1,054)	(157,775)

Options outstanding at September 30, 2006	172	$25,463	132	$19,483	133	$21,523	309	$42,196

5	Investment Transactions

During the six months ended September 30, 2006, cost of purchases and proceeds from sales and maturities of investment securities, including long-term U.S. government securities, but excluding short-term securities, for each Fund were as follows:

	RMK Advantage Income Fund	RMK High Income Fund	RMK Multi-Sector High Income Fund	RMK Strategic Income Fund
Cost of Investments	$272,989,396	$217,076,776	$396,941,794	$280,577,498
Proceeds from Sales	251,447,684	195,990,116	207,898,104	268,582,227

REGIONS MORGAN KEEGAN FUNDS

6	Bank Loans

The Funds are permitted to borrow up to one-third of the value of their total assets, including such borrowings, for investment purposes. Such borrowing is referred to as leveraging and the Funds have collateralized bank lines of credit for this purpose. As of September 30, 2006, the Funds’ borrowing arrangements were as follows:

■	RMK Advantage Income Fund has a collateralized $160,000,000 bank line of credit, which matures in March of 2007. The Fund maintains a separate collateral account for assets it pledges as collateral under the line of credit. Generally, the Fund holds all of its investment securities, other than equity securities, in that account and therefore pledges those securities as collateral under the borrowing arrangement; the collateral may be sold. As of September 30, 2006, the outstanding balance on the line of credit was $150,000,000. Borrowings under this agreement bear interest at a variable rate determined by the bank’s conduit program, which has historically been slightly below LIBOR. Fees of 0.13% per annum are paid on the total line of credit, regardless of usage, and of 0.23% per annum on the outstanding amount of borrowings. The average balance during the six months ended September 30, 2006 was $150,000,000 or $4.95 per share, based on average shares outstanding of 30,290,557. The average interest rate during the six months ended September 30, 2006 was 5.162%. The maximum amount of borrowings outstanding at any month-end during the period was $150,000,000.

■	RMK High Income Fund has a collateralized $125,000,000 bank line of credit, which matures in December of 2006. All of the Fund’s investment securities, other than equity securities, are pledged as collateral under the borrowing arrangement and the collateral may be sold. As of September 30, 2006, the outstanding balance on the line of credit was $115,000,000. Borrowings under this agreement bear interest at a fixed rate on the date of borrowing at LIBOR plus 0.55% per annum. Fees of 0.10% per annum are paid on the total line of credit, regardless of usage. The average balance during the six months ended September 30, 2006 was $115,000,000 or $5.14 per share, based on average shares outstanding of 22,370,060. The average interest rate during the six months ended September 30, 2006 was 5.687%. The maximum amount of borrowings outstanding at any month-end during the period was $115,000,000.

■

RMK Multi-Sector High Income Fund has a collateralized $180,000,000 bank line of credit, which matures in April of 2007. The Fund maintains a separate collateral account for assets it pledges as collateral under the line of credit. Generally, the Fund holds all of its investment securities, other than

REGIONS MORGAN KEEGAN FUNDS

equity securities, in that account and therefore pledges those securities as collateral under the borrowing arrangement; the collateral may be sold. As of September 30, 2006, the outstanding balance on the line of credit was $170,000,000. Borrowings under this agreement bear interest at a variable rate determined by the bank’s conduit program, which has historically been slightly below LIBOR. Fees of 0.13% per annum are paid on the total line of credit, regardless of usage, and of 0.23% per annum on the outstanding amount of borrowings. The average balance during the six months ended September 30, 2006 was $99,285,714 or $3.14 per share, based on average shares outstanding of 31,604,130. The average interest rate during the six months ended September 30, 2006 was 5.165%. The maximum amount of borrowings outstanding at any month-end during the period was $170,000,000.

■	RMK Strategic Income Fund has a collateralized $150,000,000 bank line of credit, which matures in July of 2007. All of the Fund’s investment securities, other than equity securities, are pledged as collateral under the borrowing arrangement and the collateral may be sold. As of September 30, 2006, the outstanding balance on the line of credit was $140,000,000. Borrowings under this agreement bear interest at a fixed rate on the date of borrowing at LIBOR plus 0.375% per annum. Fees of 0.075% per annum are paid on the total line of credit, regardless of usage. The average balance during the six months ended September 30, 2006 was $140,000,000 or $5.17 per share, based on average shares outstanding of 27,068,706. The average interest rate during the six months ended September 30, 2006 was 5.606%. The maximum amount of borrowings outstanding at any month-end during the period was $140,000,000.

7	Federal Tax Information

Each Fund is treated as a separate entity for federal tax purposes. No provision for federal income or excise taxes is required since the Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and distribute substantially all their taxable net investment income and capital gains to their stockholders.

Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for gains/losses on principal payments of mortgage-backed and asset-backed securities and REIT adjustments.

REGIONS MORGAN KEEGAN FUNDS

Permanent book and tax basis differences, if any, relating to stockholder distributions will result in reclassifications to paid-in-capital. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

For the six months ended September 30, 2006, permanent differences identified and reclassified among the components of net assets were as follows:

	RMK Advantage Income Fund	RMK High Income Fund	RMK Multi-Sector High Income Fund	RMK Strategic Income Fund
Undistributed net investment income	$(284,278)	$(505,129)	$533,871	$(702,972)
Accumulated net realized gain/(loss) on investments	284,278	505,129	(533,871)	702,972

Post-October Losses Deferred—Pursuant to federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and March 31 of each year as occurring on the first day of the following tax year. For the period ended March 31, 2006, RMK Advantage Income Fund and RMK Strategic Income Fund had $839,710 and $1,789,761 in post October losses, respectively, which will not be recognized for federal income tax purposes until next year.

8	Concentration of Credit Risk

The Funds invest primarily in debt instruments. The ability of the issuers of the securities held by the Funds to meet their obligations might be affected by economic developments in a specific industry, state, or region.

BOARD OF DIRECTORS AND OFFICERS

The following tables set forth information concerning the Directors and Officers of the Funds. All persons named as Directors and Officers also serve in similar capacities for the other registered investment companies in the Regions Morgan Keegan Fund complex overseeing a total of eighteen portfolios. The Regions Morgan Keegan Fund complex includes Morgan Keegan Select Fund, Inc., Regions Morgan Keegan Select Funds, RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., RMK Multi-Sector High Income Fund, Inc. and RMK Strategic Income Fund, Inc.

An asterisk (*) indicates the Directors and/or Officers who are “interested persons” of the Funds as defined by the 1940 Act by virtue of their positions with the Adviser, Morgan Keegan and/or Regions, the publicly held parent of Morgan Keegan, and its other subsidiaries. The Statement of Additional Information for each Fund includes additional information about the Fund’s Directors as of the time of the Fund’s initial public offering and is available upon request, without charge, by calling the Funds toll-free at 800-564-2188.

DIRECTORS

Name, Address(1), Age, Position(s) Held with Funds, Term of Office(2), Length of Service	Principal Occupation(s) During Past Five Years and Other Directorships Held by Director

Allen B. Morgan, Jr.* Age 64, Director, Since 2003 / 2004 / 2005(3)	Mr. Morgan has served as a Director and Vice-Chairman of Regions Financial Corporation since 2001 and 2003, respectively. He also has served as a Director of Morgan Asset Management, Inc. since 1993. Mr. Morgan has been Chairman of Morgan Keegan & Company, Inc. since 1969 and Executive Managing Director of Morgan Keegan & Company, Inc. since 1969.

J. Kenneth Alderman* Age 54, Director, Since 2003 / 2004 / 2005(3)	Mr. Alderman has been President of Regions Morgan Keegan Trust and Chief Executive Officer of Morgan Asset Management, Inc. since 2002. He has also served as an Executive Vice President of Regions Financial Corporation since 2000. Mr. Alderman is a Certified Public Accountant and he holds the Chartered Financial Analyst designation.

BOARD OF DIRECTORS AND OFFICERS

Name, Address(1), Age, Position(s) Held with Funds, Term of Office(2), Length of Service	Principal Occupation(s) During Past Five Years and Other Directorships Held by Director

Jack R. Blair Age 64, Director, Since 2005	Mr. Blair serves as non-executive Chairman of DJO, Inc. (orthopedic equipment). He also serves as a director of NuVasive, Inc., (medical device company), Buckman Laboratories, Inc. (specialty chemicals manufacturer) and Active Implants Corporation (orthopedic medical device company). Mr. Blair served as non-executive Chairman of SCB Computer Technology, Inc. from September 2000 until March 2004 when the company was acquired by CIBER, Inc.

Albert C. Johnson Age 62, Director, Since 2005	Mr. Johnson has been an independent financial consultant since 1998. He also has served as Director of Books-A-Million, Inc. since 2005. He was Senior Vice President and Chief Financial Officer of Dunn Investment Company (construction) from 1994 to 1998. He also was with Arthur Andersen LLP from 1965 to 1994, retiring as the Managing Partner of the firm’s Birmingham Office.

James Stillman R. McFadden Age 49, Director, Since 2003 / 2004 / 2005(3)	Mr. McFadden has been Chief Manager of McFadden Communications, LLC (commercial printing) since 2002 and President and Director of 1703, Inc. (restaurant management) since 1998. He also has served as a Director for several private companies since 1997.

BOARD OF DIRECTORS AND OFFICERS

Name, Address(1), Age, Position(s) Held with Funds, Term of Office(2), Length of Service	Principal Occupation(s) During Past Five Years and Other Directorships Held by Director

W. Randall Pittman Age 53, Director, Since 2003 / 2004 / 2005(3)	Mr. Pittman has been Chief Financial Officer of Emageon Inc. (healthcare information systems) since 2002. From 1999 to 2002, he was Chief Financial Officer of BioCryst Pharmaceuticals, Inc. (biotechnology). From 1998 to 1999, he was Chief Financial Officer of ScandiPharm, Inc. (pharmaceuticals). From 1995 to 1998, he served as Senior Vice President – Finance of CaremarkRx (pharmacy benefit management). From 1983 to 1995, he held various positions with AmSouth Bancorporation (bank holding company), including Executive Vice President and Controller. He is a Certified Public Accountant, and was with the accounting firm of Ernst & Young, LLP from 1976 to 1983.

Mary S. Stone Age 56, Director, Since 2003 / 2004 / 2005(3)	Ms. Stone has been a professor at the University of Alabama Culverhouse School of Accountancy since 1981 and has held the Hugh Culverhouse Endowed Chair of Accountancy since 2002. She is also a former member of Financial Accounting Standards Advisory Council, AICPA, Accounting Standards Executive Committee and AACSB International Accounting Accreditation Committee.

Archie W. Willis, III Age 49, Director, Since 2003 / 2004 / 2005(3)	Mr. Willis has been President of Community Capital (financial advisory and real estate development consulting) since 1999 and Vice President of Community Realty Company (real estate brokerage) since 1999. He was a First Vice President of Morgan Keegan & Company, Inc. from 1991 to 1999. He also has served as a Director of Memphis Telecom, LLC since 2001.
(1)	The address of each Director is c/o the Fund, Fifty North Front Street, 21st Floor, Memphis, TN 38103.

BOARD OF DIRECTORS AND OFFICERS

(2)	Each Fund’s Board of Directors is divided into three classes: Class I, Class II and Class III. The terms of office of the Class I, Class II and Class III Directors expire at the Annual Meeting of Stockholders in the year 2007, year 2008 and year 2009, respectively, or until in each case their respective successors are duly elected and qualified. Each Director who is not an interested person of the Fund serves on the Funds’ Audit, Independent Directors and Qualified Legal Compliance Committees.

(3)	RMK High Income Fund, RMK Strategic Income Fund, RMK Advantage Income Fund and RMK Multi-Sector High Income Fund commenced investment operations on June 24, 2003, March 18, 2004, November 8, 2004 and January 19, 2006, respectively.

OFFICERS

Name, Address(1), Age, Position(s) Held with Funds, Term of Office(2), Length of Service	Principal Occupation(s) During Past Five Years

Brian B. Sullivan* Age 51, President, Since 2006(4)	Mr. Sullivan has served as President and Chief Investment Officer of Morgan Asset Management, Inc. since 2006. From 1999 to 2002 and from 2005 to 2006, Mr. Sullivan served as President of AmSouth Asset Management, Inc., which merged into Morgan Asset Management, Inc. in November 2006. From 1996 to 1999 and from 2002 to 2005, Mr. Sullivan served as Vice President of AmSouth Asset Management, Inc. Since joining AmSouth Bank in 1982 through 1996, Mr. Sullivan served in various capacities including Equity Research Analyst and Chief Fixed Income Officer and was responsible for Employee Benefits Portfolio Management and Regional Trust Investments. He holds the Chartered Financial Analyst designation.

Thomas R. Gamble* Age 64, Vice President, Since 2003 / 2004 / 2005(3)	Mr. Gamble has been an executive at Regions Financial Corporation since 1981. He was a Corporate IRA Manager from 2000 to 2001 and a Senior Vice President and Manager of Employee Benefits at the Birmingham Trust Department of Regions Bank from 1981 to 2000.

BOARD OF DIRECTORS AND OFFICERS

Name, Address(1), Age, Position(s) Held with Funds, Term of Office(2), Length of Service	Principal Occupation(s) During Past Five Years

J. Thompson Weller, Sr.* Age 41, Treasurer, Since 2006(4), and Assistant Secretary, Since 2003 / 2004 / 2005(3)	Mr. Weller has been a Managing Director and Controller of Morgan Keegan & Company, Inc. since 2001. He was Senior Vice President and Controller of Morgan Keegan & Company, Inc. from 1998 to 2001, Controller and First Vice President from 1997 to 1998, Controller and Vice President from 1995 to 1997 and Assistant Controller from 1992 to 1995.

Charles D. Maxwell* Age 52, Secretary and Assistant Treasurer, Since 2003 / 2004 / 2005(3)	Mr. Maxwell has been Executive Managing Director, Chief Financial Officer, Treasurer and Secretary of Morgan Keegan & Company, Inc. since 2006. Mr. Maxwell previously served as a Managing Director of Morgan Keegan & Company, Inc. from 1998 to 2006 and Assistant Treasurer and Assistant Secretary of Morgan Keegan & Company, Inc. from 1994 to 2006. Mr. Maxwell has been Secretary and Treasurer of Morgan Asset Management, Inc. since 1993. He was Senior Vice President of Morgan Keegan & Company, Inc. from 1995 to 1997. Mr. Maxwell also was with the accounting firm of Ernst & Young, LLP from 1976 to 1986 and served as a Senior Manager from 1984 to 1986.

Michele F. Wood* Age 37, Chief Compliance Officer, Since 2006	Ms. Wood has been the Chief Compliance Officer of Morgan Asset Management, Inc. since 2006. She was a Senior Attorney and First Vice President of Morgan Keegan & Company, Inc. from 2002 to 2006. She was a Staff Attorney with FedEx Corporation from 2001 to 2002 specializing in employment litigation. She was an Associate with Ford & Harrison, LLP from 1997 to 2001.
(1)	The address of Messrs. Weller and Maxwell and Ms. Wood is Fifty North Front Street, Memphis, Tennessee 38103. The address of Messrs. Sullivan and Gamble is 417 North 20th Street, 15th Floor, Birmingham, Alabama 35203.

BOARD OF DIRECTORS AND OFFICERS

(2)	Officers of the Funds are elected and appointed annually by the Board of Directors and hold office until they resign, are removed or are otherwise disqualified to serve.

(3)	RMK High Income Fund, RMK Strategic Income Fund, RMK Advantage Income Fund and RMK Multi-Sector High Income Fund commenced investment operations on June 24, 2003, March 18, 2004, November 8, 2004 and January 19, 2006, respectively.

(4)	On November 10, 2006, the Boards of Directors of the Funds appointed Mr. Brian B. Sullivan as President and Mr. J. Thompson Weller, Sr. as Treasurer of the Funds to replace Mr. Carter E. Anthony and Mr. Joseph C. Weller, respectively, who retired as officers of the Funds.

DIVIDEND REINVESTMENT PLAN

The Funds offer a dividend reinvestment plan (the “Plan”) pursuant to which Stockholders, unless they elect otherwise, automatically have dividends and capital gains distributions reinvested in common shares of the fund by Computershare Trust Company, N.A. and Computershare Shareholder Services, Inc. (together, the “Plan Agent”). Stockholders who elect not to participate in the Plan receive all distributions in cash paid by wire or check mailed directly to the recordholder by the Plan Agent.

How the Plan Works

After the funds declare a dividend or determine to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of newly-issued shares of the fund or (ii) by open-market purchases as follows:

■	If, on the payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions, the Plan Agent will invest the distribution amount in newly-issued shares on behalf of the participants. The number of newly-issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the distribution will be divided by 95% of the market price on the payment date. Because common shares may be issued at less than their market price, Plan participants may get a benefit that non-participants do not.

■

If, on the payment date, the NAV is greater than the market value per share plus estimated brokerage commissions, the Plan Agent will invest the distribution amount in shares acquired on behalf of the participants in open-market purchases, which may be made on the NYSE, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. It is possible that the market price for the shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share the Plan Agent pays may exceed the market price thereof on the payment date. If the market price per share increases so that it equals or exceeds the NAV per share (minus estimated brokerage commissions), the Plan Agent will cease its purchases. Otherwise, the Plan Agent will use all distributions received in cash to purchase shares in the open market on or shortly after the payment date, but in no event more than thirty (30) days after the payment date, except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of the federal securities laws. If the Plan Agent is unable to invest the full amount through open-market purchases

DIVIDEND REINVESTMENT PLAN

during the purchase period, the Plan Agent will request that, with respect to the uninvested portion of such amount, the fund issue new shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the NAV per share (minus estimated brokerage commissions) equals or is less than the market price per share.

Costs of the Plan

The Plan Agent’s fees for the handling of the reinvestment of dividends and other distributions will be paid by the fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends and other distributions. If a participant elects to have the Plan Agent sell part or all of his or her shares and remit the proceeds, the participant will be subject to a $15.00 service fee and a $0.12 per share sold processing fee (which includes applicable brokerage commissions the Plan Agent is required to pay). The participant will not be charged any other fees for this service. However, the fund reserves the right to amend the Plan to include a service fee payable by the participant.

Tax Implications

The automatic reinvestment of dividends or distributions does not relieve participants of any taxes which may be payable on such dividends or distributions. Participants will receive tax information annually for their personal records and to help them prepare their federal income tax return. For further information as to the tax consequences of participation in the Plan, participants should consult with their own tax advisors.

Right to Withdraw

Participants may withdraw from the Plan by calling the Plan Agent at 800-426-5523, writing to the Plan Agent at 250 Royall Street, Canton, Massachusetts 02021 or completing and returning the transaction form attached to each Plan statement. The withdrawal will be effective immediately if the participant’s notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date. Otherwise, the withdrawal will be effective the first trading day after the payment date for the dividend or distribution with respect to any subsequent dividend or distribution.

SUPPLEMENTAL INFORMATION

BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

At the August 21, 2006 Board meeting of RMK Advantage Income Fund, RMK High Income Fund and RMK Strategic Income Fund, the Board, and separately the Independent Directors of each Fund, unanimously approved the renewal of the investment advisory agreement between the Fund and Morgan Asset Management, Inc. (“MAM”), the Adviser. The Independent Directors were assisted by independent legal counsel during their deliberations. In evaluating the investment advisory agreements, the Boards reviewed information furnished by MAM, including certain information regarding its affiliates and its personnel and operations.

In approving the renewal of the investment advisory agreement, each Board determined that the terms of the investment advisory agreement are fair and reasonable and that approval of the investment advisory agreement on behalf of its Fund is in the best interests of the Fund. Each Board considered factors it deemed relevant, including: (1) the nature, scope and quality of the services provided by MAM under the investment advisory agreement; (2) the investment process, personnel and operations of MAM; (3) MAM’s financial condition; (4) the level of the fee and the overall expenses of the Fund and how those compared to other similar funds; (5) the Fund’s performance record as compared to its peer group and benchmark index; (6) the anticipated effect of the Fund’s growth and size on its performance and advisory fee; (7) the level of fees MAM charges other accounts for the same or similar services; (8) MAM’s compliance systems and capabilities; (9) any potential conflicts of interest; (10) the profitability of MAM under the investment advisory agreement; and (11) ancillary benefits realized by MAM and its affiliates from its relationship with the Fund. No Board identified any single factor or information as all-important or controlling.

The Board reviewed information regarding the investment performance of its Fund on an absolute basis, compared to its peer group, and against its benchmark index. In this connection, the Board noted that the performance of its Fund on a market basis exceeded the performance of its benchmark and compared well to the performance of its peer group funds for all periods measured and that the Fund continued to trade at a premium to its NAV.

The Board, in examining the nature and quality of the services provided by MAM, noted the extensive responsibilities that MAM has as investment adviser to its Fund, including that MAM is responsible for making investment decisions on

SUPPLEMENTAL INFORMATION

behalf of the Fund and placing all orders for the purchase and sale of investments for the Fund. The Board also reviewed information regarding MAM’s investment process and the qualifications and experience of the persons who serve as portfolio managers of its Fund. In considering MAM’s financial condition, the Board reviewed financial information regarding the company and its affiliates (as applicable).

The Board also considered the fees payable under the investment advisory agreement and the fees and expenses paid by its Fund in light of fees and expenses paid by its peer group. The Board noted that the advisory fee as well as the total operating expenses for its Fund was in line with its peer group. In this connection, the Board evaluated MAM’s costs and profitability in providing services to its Fund and determined that MAM’s profitability on a Fund-by-Fund and complex-wide basis was reasonable. The Board also determined that other than the service fees for other services provided to its Fund by affiliates of MAM, MAM and its affiliates do not receive any material ancillary benefits as a result of MAM’s relationship with the Fund.

The Board discussed other factors including economies of scale as its Fund’s asset levels increased, the level of fees MAM charges to other accounts for the same or similar services and differences in those services, the performance results of other accounts managed by MAM with reasonably comparable objectives and policies, MAM’s compliance systems, and its Fund’s compliance issues during the year, in each case referencing materials provided to them as well as the reports of the Fund’s officers. The Board noted that, as a closed-end fund, its Fund does not continuously offer its shares and that there were not at this time any significant economies of scale to be realized by MAM in managing the Fund.

Based on these considerations, the Board concluded that: (1) its Fund was likely to benefit from the nature, quality and extent of MAM’s services; and (2) MAM has the resources to provide the services and to carry out its responsibilities under the investment advisory agreement. The Board also concluded that MAM’s compensation, including ancillary benefits, is fair and reasonable and that the performance of its Fund had been reasonable under MAM’s management in relation to the performance of its peer group and benchmark.

Based on the foregoing, each Board, including the Independent Directors, approved its Fund’s investment advisory agreement as in the best interest of the Fund.

SUPPLEMENTAL INFORMATION

PRIVACY POLICY NOTICE

The Funds and their agents (referred to as the “Funds,” “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and stockholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information the Funds Collect

The Funds collect nonpublic personal information about you from the following sources:

■	We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

■	We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

■	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share the nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

■	We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to stockholders.

SUPPLEMENTAL INFORMATION

■	We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

■	We may disclose all of the information we collect, as described above, to companies that perform marketing or other services on our behalf or to other financial institutions with whom we have agreements, for the limited purpose of jointly offering, endorsing or sponsoring a financial product or service. For example, we may share information about you for these limited purposes with the bank, broker-dealer or other financial intermediary through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

SUPPLEMENTAL INFORMATION

Employee Access to Information

All of the Funds’ employees must adhere to the Funds’ policy on confidentiality. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

■	The Funds’ website (www.rmkfunds.com) gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and stockholders.

■	Information or data entered into a website will be retained.

■	Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

■	We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail

SUPPLEMENTAL INFORMATION

to provide you with the necessary forms. You can also use customer service to do so. Call us toll-free at 800-564-2188.

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement

The Funds reserve the right to modify or remove parts of this privacy statement at any time. Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

SUPPLEMENTAL INFORMATION

ANNUAL MEETINGS OF STOCKHOLDERS

At the annual meetings of stockholders of RMK Advantage Income Fund, RMK High Income Fund and RMK Strategic Income Fund held on Friday, July 14, 2006, stockholders of each Fund elected Jack R. Blair, Albert C. Johnson and Archie W. Willis, III to continue to serve as Class III Directors of each Fund until the annual meeting of stockholders in 2009, or until their successors are elected and qualified.

The results of the tabulation of the votes cast at the annual meeting of stockholders are as follows:

RMK Advantage Income Fund

NOMINEES:	FOR	WITHHELD
Jack R. Blair	29,198,490	123,562
Albert C. Johnson	29,238,567	83,485
Archie W. Willis, III	29,241,811	80,241

RMK High Income Fund

NOMINEES:	FOR	WITHHELD
Jack R. Blair	21,571,671	135,790
Albert C. Johnson	21,575,566	131,895
Archie W. Willis, III	21,582,649	124,812

RMK Strategic Income Fund

NOMINEES:	FOR	WITHHELD
Jack R. Blair	25,915,786	85,520
Albert C. Johnson	25,918,760	79,546
Archie W. Willis, III	25,918,809	79,497

SUPPLEMENTAL INFORMATION

ANNUAL CEO CERTIFICATIONS

Each Fund has submitted to the New York Stock Exchange the required annual certification of its Chief Executive Officer. Each Fund has also included the certifications of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as an exhibit to its Form N-CSR filing, which contained its annual report for the fiscal year ended March 31, 2006.

PROXY VOTING POLICIES & PROCEDURES & RECORD OF VOTING ACTIVITY

The Funds vote proxies related to their portfolios’ securities according to a set of policies and procedures approved by the Funds’ Boards of Directors. You may view the proxy voting activity for each Fund during the most recent twelve month period ended June 30 as well as a description of the policies and procedures, without charge, by calling 800-564-2188, by visiting the Fund’s website at www.rmkfunds.com or by visiting the SEC’s website at www.sec.gov.

QUARTERLY REPORTS ON PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings as of the first and third quarters of their fiscal years on Form N-Q with the SEC no more than sixty days after the close of those quarters. You may view each Fund’s Form N-Q filings, without charge, by calling 800-564-2188 or by visiting the SEC’s website at www.sec.gov. Each Fund’s Form N-Q filings may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 800-SEC-0330 for information regarding the operation of the Public Reference Room.

SUPPLEMENTAL INFORMATION

SECTION 19(a) INFORMATION

Section 19(a) of the 1940 Act requires each Fund to accompany distribution payments with a notice if any part of the payment is estimated to be from a source other than accumulated net investment income, not including net profits from the sale of securities or other properties. If an estimate of the components of a distribution payment is subsequently ascertained to be inaccurate in a significant amount, Rule 19a-1 under the 1940 Act provides that corrective information be disclosed to stockholders. RMK Advantage Income Fund, RMK High Income Fund and RMK Strategic Income Fund estimate that certain distribution payments made to stockholders during 2006 included a return of capital component in addition to net investment income. An estimate of the source(s) of each Fund’s monthly distributions is set forth below.

RMK Advantage Income Fund

	Total Distribution Per Share	Estimated Net Investment Income Per Share	Estimated Return of Capital Per Share
April 2006	$0.15	$0.1565	$(0.0065)
May 2006	0.15	0.1415	0.0085
June 2006	0.15	0.1375	0.0125
July 2006	0.15	0.1145	0.0355
August 2006	0.15	0.1295	0.0205
September 2006	0.15	0.1305	0.0195

Total for the six months ended September 30, 2006	$0.90	$0.8100	$0.0900

October 2006	$0.15	$0.1360	$0.0140
November 2006	0.15	0.1360	0.0140

RMK High Income Fund
April 2006	$0.15	$0.150	$—
May 2006	0.15	0.143	0.007
June 2006	0.15	0.146	0.004
July 2006	0.15	0.128	0.022
August 2006	0.15	0.137	0.013
September 2006	0.15	0.136	0.014

Total for the six months ended September 30, 2006	$0.90	$0.840	$0.060

October 2006	$0.15	$0.134	$0.016
November 2006	0.15	0.134	0.016

SUPPLEMENTAL INFORMATION

RMK Strategic Income Fund

	Total Distribution Per Share	Estimated Net Investment Income Per Share	Estimated Return of Capital Per Share
April 2006	$0.15	$0.130	$0.020
May 2006	0.15	0.145	0.005
June 2006	0.15	0.113	0.037
July 2006	0.15	0.130	0.020
August 2006	0.15	0.109	0.041
September 2006	0.15	0.123	0.027

Total for the six months ended September 30, 2006	$0.90	$0.750	$0.150

October 2006	$0.15	$0.134	$0.016
November 2006	0.15	0.134	0.016

THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY AND NOT FOR TAX REPORTING PURPOSES. Due to changes in the value of each Fund’s portfolio of investments and each Fund’s investment activities through the end of the year, which cannot be foreseen now, the compositions of the distributions estimated above may, and likely will, differ from the final composition. In early 2007, each Fund’s stockholders will receive a Form 1099-DIV which will reflect the amount of income, capital gain and return of capital paid by the Fund that is taxable in calendar year 2006 and reportable on the stockholder’s 2006 federal and other income tax returns.

SUPPLEMENTAL INFORMATION

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended March 31, 2006, the amount of long-term capital gain designated by RMK Advantage Income Fund, RMK High Income Fund, RMK Multi-Sector High Income Fund and RMK Strategic Income Fund were $1,887,895, $7,551,866, $0 and $229,122, respectively.

For the fiscal year ended March 31, 2006, 4.37%, 2.55%, 13.48% and 3.37% of the distributions from net investment income paid by RMK Advantage Income Fund, RMK High Income Fund, RMK Multi-Sector High Income Fund and RMK Strategic Income Fund, respectively, are qualifying dividends which may be subject to a minimum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short term capital gain) distributions made by RMK Advantage Income Fund, RMK High Income Fund, RMK Multi-Sector High Income Fund and RMK Strategic Income Fund during the fiscal year ended March 31, 2006, 4.37%, 2.55%, 13.48% and 3.37%, respectively, qualified for the dividend received deduction available to corporate stockholders.

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SUPPLEMENTAL INFORMATION

INVESTMENT ADVISER Morgan Asset Management, Inc. 417 North 20th Street, 15th Floor Birmingham, AL 35203	ADMINISTRATOR Morgan Keegan & Company, Inc. Morgan Keegan Tower 50 North Front Street Memphis, TN 38103

CUSTODIAN State Street Bank & Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105	LEGAL COUNSEL Kirkpatrick & Lockhart Nicholson Graham LLP 1601 K Street, N.W. Washington, D.C. 20006

TRANSFER AGENT Computershare Shareholder Services, Inc. 250 Royall Street Canton, MA 02021	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Morgan Keegan Tower 50 North Front Street, Suite 1000 Memphis, TN 38103

This report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares. Statements and other information contained in this report are as dated and are subject to change.

REGIONS MORGAN KEEGAN FUND COMPLEX

The Regions Morgan Keegan fund complex offers mutual funds with a broad variety of investment objectives to meet the financial needs of all types of investors. With approximately $7.0 billion in assets, the fund complex includes five equity funds, one balanced fund, five bond funds, one tax-exempt bond fund, two money market funds and four closed-end funds. You may see an overview of each Fund by visiting the Funds’ website at www.rmkfunds.com. You may also download each Fund’s most recent marketing flyer, prospectus, and annual and semi-annual reports to shareholders.

REGIONS MORGAN KEEGAN SELECT FAMILY OF FUNDS

■	EQUITY FUNDS

Regions Morgan Keegan Select Mid Cap Growth Fund

Regions Morgan Keegan Select Growth Fund

Regions Morgan Keegan Select Core Equity Fund

Regions Morgan Keegan Select Mid Cap Value Fund

Regions Morgan Keegan Select Value Fund

■	BALANCED FUND

Regions Morgan Keegan Select Balanced Fund

■	BOND FUNDS

Regions Morgan Keegan Select High Income Fund

Regions Morgan Keegan Select Intermediate Bond Fund

Regions Morgan Keegan Select Fixed Income Fund

Regions Morgan Keegan Select Limited Maturity Fixed Income Fund

Regions Morgan Keegan Select Short Term Bond Fund

■	TAX-EXEMPT BOND FUND

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

■	MONEY MARKET FUNDS

Regions Morgan Keegan Select Treasury Money Market Fund

Regions Morgan Keegan Select Money Market Fund

REGIONS MORGAN KEEGAN CLOSED-END FUNDS

■	RMK Advantage Income Fund, Inc. (NYSE: RMA)
■	RMK High Income Fund, Inc. (NYSE: RMH)
■	RMK Multi-Sector High Income Fund, Inc. (NYSE: RHY)
■	RMK Strategic Income Fund, Inc. (NYSE: RSF)

Item 2. Code of Ethics.

Form N-CSR disclosure requirement is not applicable to filing for period covered by this report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement is not applicable to filing for period covered by this report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement is not applicable to filing for period covered by this report.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to filing for period covered by this report.

Item 6. Schedule of Investments.

This schedule is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to filing for period covered by this report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in the Registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No reportable purchases for the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the stockholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Registrant’s certifying officers have concluded that such disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	The Registrant’s certifying officers are not aware of any changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (the “Sarbanes-Oxley Act”) are filed herewith.

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	RMK High Income Fund, Inc.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	December 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	December 6, 2006

By (Signature and Title):	/s/ J. Thompson Weller, Sr.
J. Thompson Weller, Sr.
Treasurer and Principal Financial Officer

Date:	December 6, 2006